UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.919% 9/26/33 ϕ	779,291	$856,105
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	213	214
Series 2002-W11 AV1 1.111% 11/25/32 ●	3,970	3,882
Total Agency Asset-Backed Securities (cost $754,610)		860,201

Agency Collateralized Mortgage Obligations – 4.65%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 2.771% 10/25/28 ●	6,174,271	6,275,642
Series 2016-C04 1M1 2.221% 1/25/29 ●	3,394,858	3,422,485
Series 2016-C05 2M1 2.121% 1/25/29 ●	2,043,780	2,055,460
Series 2017-C01 1M1 144A 2.073% 7/25/29 #●	2,660,000	2,665,924
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	10,981	12,342
Series 2002-T4 A3 7.50% 12/25/41	121,204	140,170
Series 2002-T19 A1 6.50% 7/25/42	88,854	101,338
Series 2004-T1 1A2 6.50% 1/25/44	38,808	44,874
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	4,237	4,920
Series 413 167 4.50% 7/25/42 Σ●	204,294	50,751
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.157% 2/25/42 ●	11,820	13,416
Series 2002-W6 2A 6.58% 6/25/42 ●	24,014	26,578
Series 2003-W1 2A 6.189% 12/25/42 ●	13,318	14,909
Series 2003-W10 1A4 4.505% 6/25/43	17,422	18,188
Series 2003-W15 2A7 5.55% 8/25/43	18,373	19,357
Series 2004-W11 1A2 6.50% 5/25/44	259,945	298,847
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	430	454
Series 1996-46 ZA 7.50% 11/25/26	98,226	111,889
Series 2001-50 BA 7.00% 10/25/41	52,264	59,591
Series 2002-77 Z 5.50% 12/25/32	1,011,482	1,124,837
Series 2002-83 GH 5.00% 12/25/17	17,176	17,352
Series 2002-90 A2 6.50% 11/25/42	169,035	193,960
Series 2003-11 BY 5.50% 2/25/33	78,599	87,412
Series 2003-38 MP 5.50% 5/25/23	1,201,828	1,299,951
Series 2003-78 B 5.00% 8/25/23	43,177	45,932
Series 2005-70 PA 5.50% 8/25/35	365,927	408,389
Series 2007-40 PT 5.50% 5/25/37	17,363	19,210
Series 2008-15 SB 5.829% 8/25/36 Σ●	775,822	148,368
Series 2009-11 MP 7.00% 3/25/49	18,496	21,726
Series 2009-69 HL 5.00% 9/25/39	862,858	938,126

NQ-189 [1/17] 3/17 (18790)     1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2009-94 AC 5.00% 11/25/39	2,973,868	$3,224,917
Series 2010-35 AB 5.00% 11/25/49	128,117	139,266
Series 2010-41 PN 4.50% 4/25/40	7,644,413	8,274,335
Series 2010-43 HJ 5.50% 5/25/40	938,442	1,045,702
Series 2010-96 DC 4.00% 9/25/25	7,951,864	8,449,625
Series 2010-129 SM 5.229% 11/25/40 Σ●	6,047,400	1,013,367
Series 2011-105 FP 1.171% 6/25/41 ●	21,991	21,913
Series 2012-19 HB 4.00% 1/25/42	595,026	613,636
Series 2012-19 NI 3.50% 10/25/31 Σ	3,239,319	424,769
Series 2012-98 MI 3.00% 8/25/31 Σ	8,080,600	971,130
Series 2012-122 SD 5.329% 11/25/42 Σ●	12,680,540	2,630,364
Series 2013-2 LZ 3.00% 2/25/43	1,050,149	977,686
Series 2013-7 EI 3.00% 10/25/40 Σ	4,317,102	540,683
Series 2013-20 IH 3.00% 3/25/33 Σ	2,522,594	357,269
Series 2013-23 IL 3.00% 3/25/33 Σ	2,304,857	314,512
Series 2013-26 ID 3.00% 4/25/33 Σ	10,420,839	1,489,684
Series 2013-31 MI 3.00% 4/25/33 Σ	3,613,949	498,507
Series 2013-38 AI 3.00% 4/25/33 Σ	9,953,252	1,360,836
Series 2013-43 IX 4.00% 5/25/43 Σ	24,183,980	5,688,916
Series 2013-44 DI 3.00% 5/25/33 Σ	30,265,293	4,835,564
Series 2013-44 Z 3.00% 5/25/43	143,313	135,048
Series 2013-55 AI 3.00% 6/25/33 Σ	9,716,811	1,419,474
Series 2013-62 PY 2.50% 6/25/43	105,000	95,209
Series 2013-72 ZL 3.50% 7/25/43	213,865	210,751
Series 2014-21 ID 3.50% 6/25/33 Σ	103,549	13,982
Series 2014-36 ZE 3.00% 6/25/44	4,405,289	3,952,664
Series 2014-68 BS 5.379% 11/25/44 Σ●	8,519,517	1,731,484
Series 2014-72 ZJ 3.00% 11/25/44	423,720	396,998
Series 2014-77 AI 3.00% 10/25/40 Σ	422,834	48,278
Series 2014-85 IB 3.00% 12/25/44 Σ	1,442,291	285,509
Series 2014-90 SA 5.379% 1/25/45 Σ●	23,419,708	4,710,174
Series 2015-27 SA 5.679% 5/25/45 Σ●	3,141,876	675,813
Series 2015-31 ZD 3.00% 5/25/45	678,669	599,932
Series 2015-34 OK 0.00% 3/25/44 Ω^	920,667	807,735
Series 2015-44 Z 3.00% 9/25/43	9,239,130	8,845,612
Series 2015-66 KI 3.00% 9/25/45 Σ	2,682,669	392,009
Series 2015-89 AZ 3.50% 12/25/45	1,489,512	1,439,033
Series 2015-90 AZ 3.00% 6/25/41	576,823	547,359
Series 2015-95 SH 5.229% 1/25/46 Σ●	7,127,500	1,672,870
Series 2016-55 SK 5.229% 8/25/46 Σ●	5,842,307	1,439,594
Series 2016-62 SA 5.229% 9/25/46 Σ●	11,296,834	2,854,092
Series 2016-74 GS 5.229% 10/25/46 Σ●	1,583,269	392,492

2     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-90 CI 3.00% 2/25/45 Σ	839,296	$117,622
Series 2016-99 DI 3.50% 1/25/46 Σ	3,154,456	495,201
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	111,117	123,950
Series 2326 ZQ 6.50% 6/15/31	333,625	378,154
Series 2621 QH 5.00% 5/15/33	39,952	42,793
Series 2624 QH 5.00% 6/15/33	34,138	37,382
Series 2708 ZD 5.50% 11/15/33	38,318	42,942
Series 2717 MH 4.50% 12/15/18	11,398	11,673
Series 2809 DC 4.50% 6/15/19	199,331	204,111
Series 2981 NE 5.00% 5/15/35	10,542	11,521
Series 3123 HT 5.00% 3/15/26	18,071	19,343
Series 3139 ZT 5.50% 4/15/36	135,354	149,730
Series 3150 EQ 5.00% 5/15/26	24,611	26,227
Series 3232 KF 1.217% 10/15/36 ●	38,989	39,050
Series 3239 EF 1.117% 11/15/36 ●	8,287	8,273
Series 3290 PE 5.50% 3/15/37	179,372	200,783
Series 3574 D 5.00% 9/15/39	123,074	134,976
Series 3578 EO 0.00% 5/15/37 Ω^	886,426	809,643
Series 3662 ZB 5.50% 8/15/36	215,382	240,072
Series 4065 DE 3.00% 6/15/32	1,626,000	1,627,947
Series 4097 VY 1.50% 8/15/42	341,521	261,722
Series 4109 AI 3.00% 7/15/31 Σ	14,852,474	1,742,523
Series 4120 IK 3.00% 10/15/32 Σ	12,592,038	1,820,027
Series 4122 LI 3.00% 10/15/27 Σ	633,345	62,894
Series 4136 EZ 3.00% 11/15/42	3,054,752	3,011,907
Series 4142 HA 2.50% 12/15/32	475,748	477,299
Series 4146 IA 3.50% 12/15/32 Σ	6,615,269	1,017,768
Series 4150 PQ 2.50% 1/15/43	317,034	293,799
Series 4153 IB 2.50% 1/15/28 Σ	3,412,467	298,534
Series 4156 AI 3.00% 10/15/31 Σ	3,260,831	350,191
Series 4158 ZT 3.00% 1/15/43	233,841	217,751
Series 4159 KS 5.383% 1/15/43 Σ●	5,922,822	1,329,703
Series 4171 MN 3.00% 2/15/43	1,830,793	1,725,528
Series 4180 ZB 3.00% 3/15/43	812,563	775,591
Series 4181 DI 2.50% 3/15/33 Σ	3,909,082	490,290
Series 4184 GS 5.353% 3/15/43 Σ●	6,418,778	1,428,576
Series 4185 LI 3.00% 3/15/33 Σ	7,425,827	1,052,775
Series 4191 CI 3.00% 4/15/33 Σ	3,138,985	444,801
Series 4217 HI 2.50% 6/15/28 Σ	651,112	66,289
Series 4251 KI 2.50% 4/15/28 Σ	501,550	34,394
Series 4342 CI 3.00% 11/15/33 Σ	2,310,610	281,777

NQ-189 [1/17] 3/17 (18790)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4356 GZ 2.00% 1/15/43	145,882	$122,500
Series 4389 ZC 3.00% 9/15/44	860,878	811,281
Series 4391 GZ 2.50% 12/15/40	107,316	101,334
Series 4403 CZ 3.00% 10/15/44	123,247	106,145
Series 4435 DY 3.00% 2/15/35	6,624,571	6,550,579
Series 4453 DI 3.50% 11/15/33 Σ	3,050,475	428,066
Series 4479 TI 4.00% 7/15/34 Σ	1,307,046	208,110
Series 4494 SA 5.413% 7/15/45 Σ●	1,614,945	340,942
Series 4520 AI 3.50% 10/15/35 Σ	1,765,798	298,227
Series 4567 LI 4.00% 8/15/45 Σ	271,348	50,813
Series 4574 AI 3.00% 4/15/31 Σ	7,299,054	875,909
Series 4581 LI 3.00% 5/15/36 Σ	2,829,485	399,389
Series 4594 SG 5.233% 6/15/46 Σ●	17,049,233	4,285,495
Series 4609 QZ 3.00% 8/15/46	1,989,295	1,742,594
Series 4614 HB 2.50% 9/15/46	2,842,000	2,522,990
Series 4623 LZ 2.50% 10/15/46	2,451,041	2,076,277
Series 4623 MW 2.50% 10/15/46	2,880,000	2,678,717
Series 4631 GS 5.233% 11/15/46 Σ●	12,272,372	2,492,711
Series 4636 NZ 3.00% 12/15/46	3,097,725	2,723,867
Freddie Mac Strips
Series 19 F 1.501% 6/1/28 ●	1,605	1,588
Series 267 S5 5.233% 8/15/42 Σ●	8,114,953	1,696,850
Series 284 S6 5.333% 10/15/42 Σ●	6,781,767	1,495,596
Series 299 S1 5.233% 1/15/43 Σ●	6,136,724	1,233,934
Series 303 151 4.342% 12/15/42 Σ●	957,092	238,966
Series 326 S2 5.183% 3/15/44 Σ●	4,284,425	862,780
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 3.171% 10/25/24 ●	363,857	364,851
Series 2015-DNA3 M2 3.621% 4/25/28 ●	3,390,000	3,502,520
Series 2015-HQA1 M2 3.421% 3/25/28 ●	2,395,682	2,447,251
Series 2015-HQA2 M2 3.571% 5/25/28 ●	2,704,651	2,779,499
Series 2016-DNA1 M2 3.671% 7/25/28 ●	1,585,000	1,645,761
Series 2016-DNA3 M2 2.771% 12/25/28 ●	1,485,000	1,511,101
Series 2016-DNA4 M2 2.071% 3/25/29 ●	1,225,000	1,225,736
Series 2016-HQA2 M2 3.021% 11/25/28 ●	1,720,000	1,762,498
Series 2017-DNA1 M1 1.979% 7/25/29 ●	595,000	595,000
Series 2017-DNA1 M2 4.029% 7/25/29 ●	5,500,000	5,500,000
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ◆	73,076	85,634
Series T-54 2A 6.50% 2/25/43 ◆	20,858	24,122
Series T-58 2A 6.50% 9/25/43 ◆	449,715	514,449

4     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-136 MX 2.00% 11/20/42	1,130,000	$1,015,632
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,700,276
Series 2013-113 AZ 3.00% 8/20/43	7,980,559	7,556,085
Series 2013-113 LY 3.00% 5/20/43	817,000	800,699
Series 2015-64 GZ 2.00% 5/20/45	2,995,111	2,419,657
Series 2015-133 AL 3.00% 5/20/45	9,636,978	9,228,893
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,409,043
Series 2016-5 GL 3.00% 7/20/45	251,000	243,943
Series 2016-49 PZ 3.00% 11/16/45	322,159	294,754
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,203,560
Series 2016-80 JZ 3.00% 6/20/46	354,136	339,439
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,447,652
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,346,515
Series 2016-121 JS 5.323% 9/20/46 Σ●	8,747,776	2,123,601
Series 2016-134 MW 3.00% 10/20/46	461,000	456,172
Series 2016-134 MZ 3.00% 10/20/46	3,173,684	3,008,734
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,367,286
Series 2016-160 GI 3.50% 11/20/46 Σ	7,129,477	1,708,847
Vendee Mortgage Trust
Series 2000-1 1A 6.396% 1/15/30 ●	15,577	17,363
Total Agency Collateralized Mortgage Obligations (cost $223,411,505)		212,078,956

Agency Commercial Mortgage-Backed Securities – 1.41%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K016 A2 2.968% 10/25/21 ◆	2,750,000	2,840,491
Series K055 A2 2.673% 3/25/26 ◆	9,465,000	9,304,144
Series K056 A2 2.525% 5/25/26 ◆	3,165,000	3,068,954
Series K057 A2 2.57% 7/25/26 ◆	2,700,000	2,623,586
Series K724 A2 3.062% 11/25/23 ◆	4,500,000	4,631,215
Series KS03 A4 3.161% 5/25/25 ◆●	4,250,000	4,294,636
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.631% 11/25/49 #●	1,745,000	1,852,849
Series 2011-K12 B 144A 4.344% 1/25/46 #●	3,186,000	3,373,523
Series 2011-K13 B 144A 4.611% 1/25/48 #●	1,380,000	1,471,496
Series 2011-K14 B 144A 5.167% 2/25/47 #●	2,969,000	3,240,769
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	524,412
Series 2011-K704 B 144A 4.536% 10/25/30 #●	3,045,000	3,148,001
Series 2012-K18 B 144A 4.255% 1/25/45 #●	2,450,000	2,589,192
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,285,000	4,396,159
Series 2012-K708 B 144A 3.751% 2/25/45 #●	4,225,000	4,334,511
Series 2013-K33 B 144A 3.502% 8/25/46 #●	3,285,000	3,312,769

NQ-189 [1/17] 3/17 (18790)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K712 B 144A 3.365% 5/25/45 #●	2,220,000	$2,266,122
Series 2013-K713 B 144A 3.165% 4/25/46 #●	1,355,000	1,375,090
Series 2013-K713 C 144A 3.165% 4/25/46 #●	5,765,000	5,718,909
Total Agency Commercial Mortgage-Backed Securities (cost $65,320,396)		64,366,828

Agency Mortgage-Backed Securities – 5.95%
Fannie Mae ARM
2.531% 12/1/46 ●	7,714,745	7,756,269
Fannie Mae S.F. 30 yr
4.50% 4/1/39	710,376	768,104
4.50% 7/1/39	873,949	946,048
4.50% 11/1/39	2,258,010	2,452,884
4.50% 7/1/40	784,042	846,614
4.50% 8/1/40	1,000,677	1,079,554
4.50% 12/1/43	448,825	486,128
4.50% 10/1/44	1,403,038	1,518,701
5.50% 12/1/32	101,299	113,405
5.50% 6/1/33	1,205,703	1,348,601
5.50% 8/1/33	95,688	106,978
5.50% 12/1/33	782	876
5.50% 1/1/34	2,672	3,029
5.50% 3/1/34	133,358	149,340
5.50% 4/1/34	1,301,989	1,457,939
5.50% 7/1/34	135,653	151,989
5.50% 8/1/34	20,734	23,212
5.50% 9/1/34	2,255,694	2,522,980
5.50% 11/1/34	1,525,517	1,706,442
5.50% 12/1/34	384,653	430,808
5.50% 1/1/35	1,589,630	1,778,798
5.50% 2/1/35	523,866	585,794
5.50% 3/1/35	305,555	341,957
5.50% 4/1/35	1,840	2,062
5.50% 5/1/35	1,555,025	1,739,659
5.50% 6/1/35	369,153	412,884
5.50% 7/1/35	2,261	2,533
5.50% 8/1/35	119,106	132,952
5.50% 9/1/35	793	886
5.50% 10/1/35	1,582,201	1,761,561
5.50% 11/1/35	66,052	73,869
5.50% 12/1/35	267,332	299,081
5.50% 1/1/36	2,228,319	2,494,349
5.50% 4/1/36	2,487,308	2,777,636

6     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 7/1/36	2,335,342	$2,615,571
5.50% 9/1/36	4,846,724	5,429,046
5.50% 11/1/36	989,977	1,104,257
5.50% 1/1/37	224,295	250,879
5.50% 2/1/37	28,434	31,683
5.50% 3/1/37	795,531	884,355
5.50% 4/1/37	3,367,793	3,755,501
5.50% 8/1/37	10,351,120	11,578,077
5.50% 11/1/37	19,431	21,636
5.50% 1/1/38	833,349	932,075
5.50% 2/1/38	2,432,708	2,719,003
5.50% 3/1/38	533,306	599,046
5.50% 6/1/38	3,870,946	4,312,898
5.50% 7/1/38	677,153	756,016
5.50% 9/1/38	268,424	300,125
5.50% 12/1/38	305,265	341,849
5.50% 1/1/39	6,402,865	7,164,175
5.50% 10/1/39	1,395,641	1,554,834
5.50% 12/1/39	1,316,119	1,470,207
5.50% 3/1/40	9,628,257	10,756,036
5.50% 7/1/40	3,574,164	3,991,719
5.50% 3/1/41	11,971,960	13,402,515
5.50% 6/1/41	4,933,885	5,525,818
5.50% 7/1/41	3,913,618	4,376,546
5.50% 9/1/41	4,439,558	4,961,549
6.00% 4/1/32	9,670	11,039
6.00% 8/1/34	210,749	240,452
6.00% 11/1/34	9,840	11,167
6.00% 12/1/34	2,178	2,477
6.00% 7/1/35	48,552	55,084
6.00% 9/1/35	72,476	82,110
6.00% 10/1/35	30,669	34,821
6.00% 11/1/35	18,647	21,371
6.00% 12/1/35	339,183	384,810
6.00% 3/1/36	1,251,723	1,420,103
6.00% 6/1/36	231,750	261,953
6.00% 7/1/36	18,245	20,638
6.00% 9/1/36	862,452	996,518
6.00% 12/1/36	183,376	209,127
6.00% 5/1/37	69,013	78,391
6.00% 6/1/37	99,245	113,545
6.00% 7/1/37	75,572	85,312

NQ-189 [1/17] 3/17 (18790)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 8/1/37	153,647	$174,765
6.00% 3/1/38	240,314	275,652
6.00% 5/1/38	747,911	845,600
6.00% 6/1/38	264,661	302,780
6.00% 9/1/38	542,514	619,868
6.00% 10/1/38	139,576	160,400
6.00% 11/1/38	455,367	518,905
6.00% 12/1/38	255,366	291,668
6.00% 2/1/39	39,584	45,433
6.00% 9/1/39	46,755	54,238
6.00% 10/1/39	7,533,685	8,658,213
6.00% 3/1/40	821,535	929,106
6.00% 7/1/40	2,812,490	3,179,574
6.00% 11/1/40	293,317	337,176
6.00% 5/1/41	1,582,416	1,789,616
6.00% 7/1/41	5,622,001	6,430,451
6.50% 3/1/32	186	210
6.50% 8/1/34	4,909	5,552
6.50% 2/1/36	563,011	639,386
6.50% 8/1/36	23,640	26,737
6.50% 9/1/36	3,001	3,403
6.50% 11/1/36	245,639	277,821
6.50% 3/1/37	464,398	545,385
6.50% 11/1/37	932	1,055
6.50% 12/1/37	179,730	203,280
6.50% 3/1/40	634,950	719,867
6.50% 5/1/40	1,289,286	1,458,198
7.00% 12/1/37	4,336	4,627
7.50% 1/1/31	745	848
7.50% 3/1/32	9,060	10,380
7.50% 4/1/32	13,750	15,721
7.50% 6/1/34	20,467	23,324
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/47	10,120,000	9,992,581
4.50% 3/1/47	22,195,000	23,822,346
Freddie Mac ARM
2.553% 10/1/46 ●	2,043,595	2,055,697
3.111% 3/1/46 ●	3,694,117	3,791,848
Freddie Mac S.F. 30 yr
4.50% 4/1/39	414,566	447,698
4.50% 8/1/44	1,898,798	2,054,326
5.50% 3/1/34	217,940	245,035

8     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 12/1/34	207,126	$232,824
5.50% 6/1/36	140,390	156,868
5.50% 9/1/37	276,473	306,491
5.50% 4/1/38	909,498	1,008,246
5.50% 6/1/38	130,758	144,821
5.50% 7/1/38	1,021,181	1,131,681
5.50% 1/1/39	754,878	846,310
5.50% 6/1/39	205,485	227,756
5.50% 3/1/40	758,795	841,233
5.50% 8/1/40	600,896	666,660
5.50% 1/1/41	583,816	647,247
5.50% 6/1/41	8,543,802	9,538,480
6.00% 2/1/36	2,881,818	3,281,618
6.00% 3/1/36	1,281,285	1,461,835
6.00% 10/1/36	1,356	1,555
6.00% 9/1/37	517,106	584,592
6.00% 8/1/38	2,505,274	2,864,960
6.00% 10/1/38	72,644	83,130
6.00% 5/1/40	1,463,935	1,662,530
6.00% 7/1/40	3,967,269	4,496,892
6.50% 12/1/31	291,984	329,589
6.50% 8/1/38	179,100	201,843
6.50% 4/1/39	331,993	379,392
7.00% 11/1/33	121,878	142,784
GNMA I S.F. 30 yr
5.00% 3/15/40	18,110,861	19,868,559
5.50% 2/15/41	1,493,000	1,668,594
7.00% 12/15/34	1,490,609	1,750,283
GNMA II S.F. 30 yr
5.50% 5/20/37	1,344,847	1,496,518
5.50% 4/20/40	1,079,784	1,180,904
6.00% 2/20/39	1,545,238	1,752,696
6.00% 10/20/39	2,541,000	2,840,477
6.00% 2/20/40	5,160,399	5,907,607
6.00% 4/20/46	1,699,044	1,897,918
6.50% 10/20/39	1,834,365	2,070,359
Total Agency Mortgage-Backed Securities (cost $272,634,696)		271,770,278

Collateralized Debt Obligations – 2.24%
Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.563% 4/15/27 #●	2,290,000	2,287,218

NQ-189 [1/17] 3/17 (18790)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Avery Point III CLO
Series 2013-3A A 144A 2.424% 1/18/25 #●	5,500,000	$5,497,223
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.515% 1/20/29 #●	14,000,000	13,992,930
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A 2.574% 4/18/27 #●	2,750,000	2,752,390
BlueMountain CLO
Series 2014-3A A1 144A 2.503% 10/15/26 #●	2,980,000	2,993,818
Series 2015-2A A1 144A 2.454% 7/18/27 #●	2,450,000	2,454,199
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.376% 5/15/25 #●	3,940,000	3,940,189
Cedar Funding III CLO
Series 2014-3A A1 144A 2.441% 5/20/26 #●	5,330,000	5,347,637
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.344% 10/20/28 #●	5,210,000	5,214,991
Cent CLO 21
Series 2014-21A A1B 144A 2.427% 7/27/26 #●	5,500,000	5,506,776
CIFC Funding
Series 2013-2A A1L 144A 2.174% 4/21/25 #●	10,000,000	9,975,250
Magnetite IX
Series 2014-9A A1 144A 2.458% 7/25/26 #●	13,880,000	13,897,919
Neuberger Berman CLO XVII
Series 2014-17A A 144A 2.346% 8/4/25 #●	5,675,000	5,695,311
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.443% 7/15/27 #●	8,000,000	7,995,960
Shackleton CLO
Series 2014-5A A 144A 2.381% 5/7/26 #●	7,115,000	7,117,191
Venture CDO
Series 2016-25A A1 144A 2.49% 4/20/29 #●	2,085,000	2,083,874
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	5,335,000	5,339,775
Total Collateralized Debt Obligations (cost $101,789,170)		102,092,651

Convertible Bonds – 1.72%
Aerojet Rocketdyne Holdings 144A 2.25% exercise price
$26.00, maturity date 12/15/23 #	491,000	487,931
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18	4,024,000	4,003,880
Ares Capital 144A 3.75% exercise price $19.39, maturity
date 2/1/22 #	497,000	490,788
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	1,109,000	1,341,890
Blackhawk Network Holdings 144A 1.50% exercise price
$49.83, maturity date 1/15/22 #	2,107,000	2,125,436

10     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Blackstone Mortgage Trust 5.25% exercise price $27.99,
maturity date 12/1/18	3,590,000	$4,014,069
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	915,000	913,284
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	3,095,000	3,060,181
Cemex 3.72% exercise price $11.45, maturity date
3/15/20 *	1,348,000	1,556,940
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18	2,642,000	2,628,790
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,488,000	2,009,730
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	2,469,000	2,583,191
DISH Network 144A 3.375% exercise price $65.18,
maturity date 8/15/26 #	518,000	607,679
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18	1,727,000	1,697,857
General Cable 4.50% exercise price $31.67, maturity date
11/15/29 ϕ	3,176,000	2,651,960
HealthSouth 2.00% exercise price $37.16, maturity date
12/1/43	2,036,000	2,322,313
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	1,753,000	1,820,929
Hercules Capital 144A 4.375% exercise price $16.41,
maturity date 2/1/22 #	867,000	864,291
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	1,198,000	1,639,763
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	1,900,580
Insulet 144A 1.25% exercise price $58.37, maturity date
9/15/21 #	1,036,000	1,026,287
Jefferies Group 3.875% exercise price $43.93, maturity
date 11/1/29	2,476,000	2,503,855
Knowles 144A 3.25% exercise price $18.43, maturity date
11/1/21 #*	1,455,000	1,773,281
Liberty Interactive 144A 1.75% exercise price $341.10,
maturity date 9/30/46 #*	1,389,000	1,565,229
Liberty Media 144A 2.25% exercise price $104.55,
maturity date 9/30/46 #	512,000	549,760
Medicines 144A 2.75% exercise price $48.97, maturity
date 7/15/23 #	1,390,000	1,403,031
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	2,593,000	2,682,134
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19	1,630,000	1,687,050

NQ-189 [1/17] 3/17 (18790)     11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Novellus Systems 2.625% exercise price $33.85, maturity
date 5/15/41		888,000	$3,024,195
NuVasive 144A 2.25% exercise price $59.82, maturity date
3/15/21 #		850,000	1,123,063
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19		2,208,000	2,512,980
ON Semiconductor 1.00% exercise price $18.50, maturity
date 12/1/20 *		1,489,000	1,573,687
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19		2,464,000	2,454,760
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18		2,642,000	2,376,149
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21		1,920,000	2,007,610
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19		1,947,000	2,040,699
Vector Group 1.75% exercise price $23.46, maturity date
4/15/20 ●		2,229,000	2,567,529
Vector Group 2.50% exercise price $15.22, maturity date
1/15/19 ●		978,000	1,471,175
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20		2,750,000	2,743,139
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21		2,751,000	2,615,169
Total Convertible Bonds (cost $73,620,571)			78,422,264

Corporate Bonds – 52.62%
Automotive – 0.17%
Adient Global Holdings 144A 4.875% 8/15/26 #		1,760,000	1,732,509
Allison Transmission 144A 5.00% 10/1/24 #		1,388,000	1,401,880
Goodyear Tire & Rubber 5.00% 5/31/26		2,535,000	2,560,350
IHO Verwaltungs 144A PIK 4.75% 9/15/26 #❆		2,105,000	2,073,425
			7,768,164
Banking – 10.92%
Ally Financial 5.75% 11/20/25 *		3,100,000	3,174,183
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,310,334
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		5,320,000	5,560,730
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,306,468
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,069,132
4.183% 11/25/27		5,450,000	5,419,028
4.443% 1/20/48 ●		5,970,000	5,971,618
4.45% 3/3/26		24,155,000	24,696,072

12     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon
2.20% 8/16/23		7,740,000	$7,401,901
2.50% 4/15/21		8,505,000	8,498,434
3.442% 2/7/28 ●		5,365,000	5,365,000
4.625% 12/29/49 ●		7,155,000	6,817,284
Barclays
3.20% 8/10/21		8,595,000	8,553,426
4.337% 1/10/28		3,650,000	3,642,317
4.95% 1/10/47		5,295,000	5,299,861
BB&T 2.05% 5/10/21		10,705,000	10,533,934
BBVA Bancomer
144A 6.50% 3/10/21 #		3,130,000	3,363,748
144A 7.25% 4/22/20 #		935,000	1,027,331
Citigroup
3.75% 10/27/23	AUD	2,222,000	1,640,026
3.887% 1/10/28 ●		35,000	35,032
Citizens Bank 2.55% 5/13/21		1,975,000	1,968,018
Citizens Financial Group
2.375% 7/28/21		485,000	477,379
4.30% 12/3/25		4,810,000	4,891,784
Compass Bank 3.875% 4/10/25		5,505,000	5,279,768
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,014,869
3.75% 7/21/26		5,565,000	5,428,513
Credit Suisse Group
144A 4.282% 1/9/28 #		8,845,000	8,790,453
144A 6.25% 12/29/49 #●		11,640,000	11,514,870
Credit Suisse Group Funding Guernsey
3.125% 12/10/20		7,860,000	7,866,618
4.55% 4/17/26		5,740,000	5,903,010
Export Credit Bank of Turkey
144A 5.375% 2/8/21 #		3,380,000	3,367,393
144A 5.375% 10/24/23 #		2,340,000	2,230,371
Export-Import Bank of India 144A 3.375% 8/5/26 #		3,800,000	3,590,175
Export-Import Bank of Korea 144A 3.00% 5/22/18 #	NOK	1,400,000	172,744
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,333,786
Fifth Third Bank
2.25% 6/14/21		6,370,000	6,291,878
3.85% 3/15/26		2,435,000	2,449,535
Goldman Sachs Group
3.055% 8/21/19 ●	AUD	2,390,000	1,820,997

NQ-189 [1/17] 3/17 (18790)     13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.50% 11/16/26		4,185,000	$4,084,886
3.55% 2/12/21	CAD	1,500,000	1,209,118
3.85% 1/26/27		2,580,000	2,581,705
5.15% 5/22/45		8,325,000	8,644,630
5.20% 12/17/19	NZD	1,444,000	1,091,946
HSBC Holdings
2.65% 1/5/22		5,595,000	5,479,849
4.375% 11/23/26		3,615,000	3,641,187
ICICI Bank 144A 4.00% 3/18/26 #*		5,100,000	5,021,562
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,352,789
3.625% 12/1/27		3,055,000	2,947,962
4.25% 11/2/18	NZD	5,735,000	4,261,797
4.25% 10/1/27		17,250,000	17,624,791
JPMorgan Chase Bank 1.65% 9/23/19		655,000	649,995
KeyBank 6.95% 2/1/28		17,740,000	21,742,534
KeyCorp 5.00% 12/29/49 ●		7,365,000	7,024,369
Kreditanstalt fuer Wiederaufbau 5.25% 5/19/17	NOK	1,500,000	184,044
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	4,880,000	3,861,873
Lloyds Banking Group
3.00% 1/11/22 *		4,240,000	4,229,209
3.75% 1/11/27		5,765,000	5,678,358
7.50% 4/30/49 ●		4,180,000	4,346,322
Morgan Stanley
2.625% 11/17/21		12,585,000	12,404,670
3.125% 8/5/21	CAD	999,000	793,481
3.95% 4/23/27		3,505,000	3,432,611
4.375% 1/22/47		12,320,000	12,247,608
5.00% 9/30/21	AUD	1,489,000	1,186,090
Nationwide Building Society 144A 4.00% 9/14/26 #		9,790,000	9,331,074
PNC Bank
2.30% 6/1/20		8,920,000	8,944,762
2.45% 11/5/20		505,000	507,444
PNC Financial Services Group 5.00% 12/29/49 ●		5,800,000	5,727,500
Popular 7.00% 7/1/19		2,660,000	2,793,000
Royal Bank of Scotland Group
3.875% 9/12/23		9,240,000	8,991,074
8.625% 12/29/49 ●		6,025,000	6,235,875
Santander UK Group Holdings
2.875% 10/16/20		2,465,000	2,467,206

14     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
3.125% 1/8/21		2,430,000	$2,438,038
3.571% 1/10/23		3,330,000	3,338,282
State Street 2.55% 8/18/20		5,230,000	5,294,183
SunTrust Bank 3.30% 5/15/26		2,845,000	2,752,145
SunTrust Banks 2.70% 1/27/22		5,605,000	5,584,973
Swedbank 144A 2.65% 3/10/21 #		6,150,000	6,167,454
Toronto-Dominion Bank
2.125% 4/7/21		4,390,000	4,329,458
2.50% 12/14/20		3,650,000	3,665,918
3.625% 9/15/31 ●		5,670,000	5,533,296
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		3,965,000	4,079,537
U.S. Bancorp 3.10% 4/27/26		7,010,000	6,841,318
UBS Group 6.875% 12/29/49 ●		2,760,000	2,755,750
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		8,560,000	8,316,785
144A 3.00% 4/15/21 #		1,925,000	1,921,820
144A 4.125% 9/24/25 #		5,345,000	5,405,388
144A 4.125% 4/15/26 #		6,300,000	6,378,826
USB Capital IX 3.50% 10/29/49 ●		27,182,000	22,561,060
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	1,852,467
3.069% 1/24/23		9,540,000	9,534,142
3.50% 9/12/29	GBP	1,700,000	2,289,835
4.75% 12/7/46		2,720,000	2,779,125
Wells Fargo Bank 2.15% 12/6/19		3,345,000	3,344,063
Wells Fargo Capital X 5.95% 12/15/36		470,000	497,613
Westpac Banking 4.322% 11/23/31 ●		4,525,000	4,509,850
Woori Bank 144A 4.75% 4/30/24 #*		3,670,000	3,754,289
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,518,594
			498,243,550
Basic Industry – 4.17%
ArcelorMittal 6.125% 6/1/25 *		1,611,000	1,779,156
BHP Billiton Finance
3.00% 3/30/20	AUD	2,010,000	1,524,180
3.25% 9/25/24	GBP	472,000	647,209
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*●		12,410,000	13,669,615
Boise Cascade 144A 5.625% 9/1/24 #		2,530,000	2,586,925
Builders FirstSource 144A 5.625% 9/1/24 #		2,500,000	2,578,125
Cemex 144A 7.75% 4/16/26 #*		1,790,000	1,998,893
CF Industries 6.875% 5/1/18		9,229,000	9,748,131
Dow Chemical 8.55% 5/15/19		33,171,000	37,939,132

NQ-189 [1/17] 3/17 (18790)     15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Eastman Chemical 4.65% 10/15/44	7,330,000	$7,409,501
Freeport-McMoRan
4.55% 11/14/24 *	2,800,000	2,639,000
144A 6.875% 2/15/23 #	1,365,000	1,429,838
Georgia-Pacific 8.00% 1/15/24	16,386,000	20,810,777
HD Supply 144A 5.75% 4/15/24 #	2,550,000	2,683,875
Hudbay Minerals 144A 7.625% 1/15/25 #	1,270,000	1,365,250
International Paper
4.40% 8/15/47	700,000	673,069
5.15% 5/15/46	4,950,000	5,243,228
INVISTA Finance 144A 4.25% 10/15/19 #	6,085,000	6,146,691
Lennar 4.875% 12/15/23	1,892,000	1,934,570
Lundin Mining 144A 7.50% 11/1/20 #	1,670,000	1,784,813
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	2,706,000	2,888,019
144A 6.625% 10/14/22 #*	2,900,000	3,242,142
NCI Building Systems 144A 8.25% 1/15/23 #	1,095,000	1,199,025
NOVA Chemicals 144A 5.00% 5/1/25 #	2,210,000	2,221,050
Novelis 144A 5.875% 9/30/26 #	2,355,000	2,405,044
OCP
144A 4.50% 10/22/25 #	5,635,000	5,419,884
144A 6.875% 4/25/44 #	2,310,000	2,382,188
PolyOne 5.25% 3/15/23	2,470,000	2,544,100
Potash Corp. of Saskatchewan 4.00% 12/15/26	8,370,000	8,424,957
PulteGroup 5.00% 1/15/27	1,890,000	1,864,013
Southern Copper 5.875% 4/23/45	3,815,000	3,907,001
Steel Dynamics 144A 5.00% 12/15/26 #*	1,855,000	1,892,100
Suzano Austria 144A 5.75% 7/14/26 #	4,075,000	4,090,485
Suzano Trading 144A 5.875% 1/23/21 #	2,810,000	2,985,625
Teck Resources 144A 8.00% 6/1/21 #	1,140,000	1,259,700
U.S. Concrete
144A 6.375% 6/1/24 #	2,480,000	2,628,800
6.375% 6/1/24	115,000	121,900
Vale Overseas 5.875% 6/10/21 *	4,535,000	4,863,788
Vedanta Resources
144A 6.375% 7/30/22 #	3,790,000	3,805,160
144A 7.125% 5/31/23 #	1,655,000	1,694,306
Westlake Chemical 144A 5.00% 8/15/46 #	3,020,000	3,037,510
WR Grace & Co. 144A 5.625% 10/1/24 #	2,556,000	2,702,970
		190,171,745
Brokerage – 0.59%
Affiliated Managers Group 3.50% 8/1/25	5,290,000	5,071,581

16     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.45% 6/8/27	3,815,000	$4,228,267
6.50% 1/20/43	2,455,000	2,518,278
Lazard Group 3.75% 2/13/25	15,330,000	15,144,829
		26,962,955
Capital Goods – 1.74%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	2,220,000	2,239,425
144A 7.25% 5/15/24 #	585,000	628,875
Ball 5.25% 7/1/25	3,535,000	3,726,067
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,311,405
Cemex Finance
144A 6.00% 4/1/24 #*	1,935,000	1,994,888
144A 9.375% 10/12/22 #	1,275,000	1,390,133
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	4,320,000	4,611,600
Crown Americas 144A 4.25% 9/30/26 #	1,928,000	1,846,060
Fortune Brands Home & Security 3.00% 6/15/20	3,100,000	3,130,039
General Electric 144A 3.80% 6/18/19 #	6,510,000	6,794,949
KLX 144A 5.875% 12/1/22 #	2,165,000	2,275,956
LafargeHolcim Finance U.S.
144A 3.50% 9/22/26 #	7,745,000	7,528,140
144A 4.75% 9/22/46 #	2,785,000	2,757,818
Lennox International 3.00% 11/15/23	3,730,000	3,643,964
Masco 3.50% 4/1/21	6,634,000	6,802,238
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	3,165,000	3,337,097
Roper Technologies
2.80% 12/15/21	2,925,000	2,925,886
3.80% 12/15/26	2,525,000	2,523,702
Siemens Financieringsmaatschappij 144A
1.70% 9/15/21 #	6,470,000	6,228,093
St. Marys Cement 144A 5.75% 1/28/27 #	3,195,000	3,135,094
TransDigm 144A 6.375% 6/15/26 #	2,505,000	2,479,950
Union Andina de Cementos 144A 5.875% 10/30/21 #	2,171,000	2,247,202
United Technologies 3.75% 11/1/46	4,415,000	4,158,166
		79,716,747
Communications – 5.14%
21st Century Fox America 4.95% 10/15/45	6,655,000	6,748,603
American Tower
4.00% 6/1/25	4,755,000	4,772,066
4.40% 2/15/26	1,740,000	1,790,009
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,195,453

NQ-189 [1/17] 3/17 (18790)     17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.20% 3/1/22		195,000	$194,852
4.35% 6/15/45		3,880,000	3,343,710
4.50% 3/9/48		13,835,000	12,124,690
5.25% 3/1/37		3,720,000	3,702,479
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,708,762
Cablevision 144A 6.50% 6/15/21 #		2,125,000	2,194,062
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,097,508
CenturyLink
5.80% 3/15/22		8,005,000	8,262,681
6.75% 12/1/23		3,280,000	3,386,600
Charter Communications Operating 4.908% 7/23/25		8,345,000	8,764,829
Cincinnati Bell 144A 7.00% 7/15/24 #		1,225,000	1,296,969
Columbus Cable Barbados 144A 7.375% 3/30/21 #		3,825,000	4,073,625
Comcast 3.00% 2/1/24		6,790,000	6,722,840
Communications Sales & Leasing 8.25% 10/15/23		1,165,000	1,269,850
Crown Castle International 5.25% 1/15/23		5,910,000	6,442,195
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,493,594
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		3,015,000	2,911,037
144A 2.485% 9/19/23 #		14,695,000	14,056,326
144A 3.60% 1/19/27 #		565,000	559,329
6.50% 4/8/22	GBP	1,270,000	1,987,582
Digicel 144A 6.00% 4/15/21 #		2,780,000	2,605,694
Digicel Group
144A 7.125% 4/1/22 #		2,555,000	2,057,005
144A 8.25% 9/30/20 #		2,905,000	2,592,712
Frontier Communications 8.875% 9/15/20		1,935,000	2,068,031
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,563,190
Level 3 Financing 5.375% 5/1/25		4,135,000	4,230,643
Millicom International Cellular
144A 6.00% 3/15/25 #*		2,790,000	2,851,268
144A 6.625% 10/15/21 #		1,555,000	1,630,806
Mobile Telesystems 144A 5.00% 5/30/23 #		3,175,000	3,278,680
Myriad International Holdings 144A 5.50% 7/21/25 #		4,450,000	4,550,392
SBA Communications 144A 4.875% 9/1/24 #		2,665,000	2,607,969
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,284,396
144A 2.898% 10/15/19 #		405,000	407,795
Sky 144A 3.75% 9/16/24 #		7,680,000	7,681,290
Sprint Communications 144A 7.00% 3/1/20 #		3,275,000	3,565,656
Time Warner Cable 7.30% 7/1/38		13,985,000	17,172,140

18     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 6.50% 1/15/26		2,825,000	$3,115,269
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,211,790
4.125% 8/15/46		4,690,000	4,055,138
Viacom 3.45% 10/4/26		3,505,000	3,259,734
Vimpel Communications 144A 7.748% 2/2/21 #		3,257,000	3,650,625
VimpelCom Holdings 144A 5.95% 2/13/23 #		2,155,000	2,259,949
Wind Acquisition Finance 144A 7.375% 4/23/21 #		1,740,000	1,813,776
WPP Finance 2010 5.625% 11/15/43		1,835,000	1,982,640
Zayo Group
144A 5.75% 1/15/27 #		605,000	620,125
6.00% 4/1/23		4,030,000	4,226,463
			234,442,827
Consumer Cyclical – 2.71%
Alibaba Group Holding 3.125% 11/28/21		2,160,000	2,173,681
Boyd Gaming 144A 6.375% 4/1/26 #		3,505,000	3,776,638
Cencosud
144A 5.15% 2/12/25 #*		2,380,000	2,455,155
144A 6.625% 2/12/45 #		1,600,000	1,589,276
Daimler 2.75% 12/10/18	NOK	14,510,000	1,804,753
Daimler Finance North America
144A 2.20% 10/30/21 #*		4,350,000	4,237,078
144A 3.45% 1/6/27 #		6,105,000	6,091,728
Ford Motor Credit 3.096% 5/4/23		845,000	819,379
General Motors Financial
3.45% 1/14/22		1,280,000	1,280,138
3.45% 4/10/22		6,870,000	6,865,610
3.70% 5/9/23		4,760,000	4,727,456
4.00% 10/6/26		6,525,000	6,334,509
5.25% 3/1/26		2,225,000	2,356,820
GLP Capital 5.375% 4/15/26		3,575,000	3,731,406
Hanesbrands 144A 4.875% 5/15/26 #		3,119,000	3,087,810
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,021,430
144A 2.55% 2/6/19 #		275,000	276,424
144A 3.00% 3/18/21 #		1,835,000	1,839,211
JC Penney 8.125% 10/1/19 *		1,270,000	1,348,581
JD.com 3.125% 4/29/21		4,695,000	4,650,313
KFC Holding
144A 5.00% 6/1/24 #		1,825,000	1,857,686
144A 5.25% 6/1/26 #		1,700,000	1,724,072
L Brands 6.75% 7/1/36		1,315,000	1,272,263

NQ-189 [1/17] 3/17 (18790)     19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Levi Strauss & Co. 5.00% 5/1/25		3,758,000	$3,793,231
Lowe’s 3.70% 4/15/46		8,315,000	7,691,067
Marriott International
3.75% 3/15/25		4,250,000	4,279,788
4.50% 10/1/34		1,035,000	1,035,317
Mastercard 3.80% 11/21/46		1,065,000	1,034,788
MGM Resorts International 4.625% 9/1/26		2,650,000	2,580,437
Penn National Gaming 144A 5.625% 1/15/27 #*		3,535,000	3,548,327
Penske Automotive Group 5.50% 5/15/26		1,910,000	1,905,225
Scotts Miracle-Gro 144A 5.25% 12/15/26 #		1,965,000	1,983,432
Target 3.625% 4/15/46		8,390,000	7,602,439
Tempur Sealy International 5.50% 6/15/26 *		2,230,000	2,202,125
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,849,387
Walgreens Boots Alliance 3.10% 6/1/23		13,020,000	13,010,951
			123,837,931
Consumer Non-Cyclical – 4.59%
Abbott Laboratories 4.90% 11/30/46		6,515,000	6,590,268
ACCO Brands 144A 5.25% 12/15/24 #		860,000	867,611
Albertsons 144A 5.75% 3/15/25 #		2,550,000	2,540,437
Altria Group 3.875% 9/16/46		6,475,000	5,950,214
Amgen 4.00% 9/13/29	GBP	1,271,000	1,771,921
Anheuser-Busch InBev Finance 3.65% 2/1/26		28,115,000	28,352,403
Arcor SAIC 144A 6.00% 7/6/23 #*		1,890,000	1,979,775
Becle 144A 3.75% 5/13/25 #		7,720,000	7,409,991
Biogen 5.20% 9/15/45		4,890,000	5,248,217
BRF 144A 4.35% 9/29/26 #		5,820,000	5,507,175
Dean Foods 144A 6.50% 3/15/23 #		2,355,000	2,466,862
ESAL 144A 6.25% 2/5/23 #		605,000	606,694
Gilead Sciences 4.15% 3/1/47		9,005,000	8,450,445
Gruma 144A 4.875% 12/1/24 #*		2,835,000	2,944,006
JBS Investments 144A 7.75% 10/28/20 #		1,420,000	1,508,750
JBS USA 144A 5.75% 6/15/25 #		1,675,000	1,721,062
Kernel Holding 144A 8.75% 1/31/22 #		4,410,000	4,437,562
Kroger 4.45% 2/1/47		4,700,000	4,603,866
Lamb Weston Holdings
144A 4.625% 11/1/24 #		1,095,000	1,100,475
144A 4.875% 11/1/26 #		1,385,000	1,390,194
Live Nation Entertainment 144A 4.875% 11/1/24 #		2,447,000	2,453,117
Marfrig Holdings Europe 144A 8.00% 6/8/23 #		2,190,000	2,313,735
Molson Coors Brewing
3.00% 7/15/26		4,940,000	4,655,925
4.20% 7/15/46		4,370,000	4,051,169

20     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mylan 144A 3.95% 6/15/26 #	9,885,000	$9,374,370
New York & Presbyterian Hospital 4.063% 8/1/56	3,740,000	3,530,747
Pernod Ricard
144A 3.25% 6/8/26 #	9,195,000	8,857,580
144A 4.45% 1/15/22 #	9,090,000	9,685,686
Pfizer 3.00% 12/15/26	5,815,000	5,718,611
Post Holdings 144A 5.00% 8/15/26 #	3,065,000	2,971,119
Raizen Fuels Finance 144A 5.30% 1/20/27 #*	4,390,000	4,392,195
Revlon Consumer Products 6.25% 8/1/24	1,345,000	1,395,438
Shire Acquisitions Investments Ireland
2.40% 9/23/21	6,075,000	5,908,843
2.875% 9/23/23	5,655,000	5,409,409
Sigma Alimentos 144A 4.125% 5/2/26 #	3,480,000	3,281,640
Sysco 3.30% 7/15/26	13,040,000	12,780,687
Thermo Fisher Scientific 3.00% 4/15/23	10,750,000	10,617,496
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	16,509,273
		209,354,968
Electric – 7.14%
AES Gener
144A 5.00% 7/14/25 #*	1,220,000	1,222,239
144A 8.375% 12/18/73 #*●	3,007,000	3,210,875
Ameren Illinois 9.75% 11/15/18	16,210,000	18,446,478
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,841,577
Black Hills
3.15% 1/15/27	2,485,000	2,369,843
3.95% 1/15/26	1,785,000	1,826,658
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	332,218
CMS Energy 6.25% 2/1/20	7,715,000	8,570,771
ComEd Financing III 6.35% 3/15/33	8,849,000	9,321,643
Commonwealth Edison 4.35% 11/15/45	5,210,000	5,478,357
Consumers Energy
3.25% 8/15/46	3,345,000	2,965,717
4.10% 11/15/45	1,545,000	1,574,409
Dominion Resources 3.90% 10/1/25	8,765,000	8,971,503
DTE Energy
2.85% 10/1/26	3,355,000	3,130,037
3.30% 6/15/22	5,955,000	6,073,266
Duke Energy
2.65% 9/1/26	975,000	912,422
4.80% 12/15/45	3,755,000	4,000,506
Duke Energy Carolinas 3.875% 3/15/46	1,920,000	1,879,173
Emera 6.75% 6/15/76 ●	8,150,000	8,924,250

NQ-189 [1/17] 3/17 (18790)     21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Emera U.S. Finance
3.55% 6/15/26		1,845,000	$1,812,910
4.75% 6/15/46		8,580,000	8,754,431
Enel 144A 8.75% 9/24/73 #●		7,060,000	8,066,050
Enel Americas 4.00% 10/25/26		3,570,000	3,484,320
Enel Finance International 144A 6.00% 10/7/39 #		3,080,000	3,521,820
Entergy
2.95% 9/1/26		965,000	912,507
4.00% 7/15/22		60,000	62,858
Entergy Louisiana
4.05% 9/1/23		14,030,000	14,838,170
4.95% 1/15/45		685,000	704,281
Entergy Mississippi 2.85% 6/1/28		4,015,000	3,818,357
Exelon 3.95% 6/15/25		1,605,000	1,639,848
Fortis 144A 3.055% 10/4/26 #		10,395,000	9,705,261
Great Plains Energy 4.85% 6/1/21		2,805,000	3,005,137
Indiana Michigan Power 4.55% 3/15/46		1,150,000	1,210,261
IPALCO Enterprises 5.00% 5/1/18		4,135,000	4,279,725
ITC Holdings 3.25% 6/30/26		4,690,000	4,567,403
Kansas City Power & Light 3.65% 8/15/25		7,975,000	8,046,097
LG&E & KU Energy 4.375% 10/1/21		15,345,000	16,316,661
Louisville Gas & Electric 4.375% 10/1/45		1,485,000	1,577,593
Massachusetts Electric 144A 4.004% 8/15/46 #		11,025,000	10,642,113
MidAmerican Energy 4.25% 5/1/46		6,516,000	6,772,489
National Rural Utilities Cooperative Finance
2.70% 2/15/23		5,640,000	5,619,121
4.75% 4/30/43 ●		9,740,000	9,843,936
5.25% 4/20/46 ●		2,325,000	2,421,760
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,083,147
NextEra Energy Capital Holdings 3.625% 6/15/23		5,625,000	5,762,109
NV Energy 6.25% 11/15/20		10,391,000	11,763,776
Pennsylvania Electric 5.20% 4/1/20		9,048,000	9,680,509
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #		5,890,000	6,363,438
Public Service Co. of Oklahoma 5.15% 12/1/19		13,585,000	14,658,378
SCANA 4.125% 2/1/22		7,385,000	7,479,631
Southern
2.75% 6/15/20		6,670,000	6,756,023
3.25% 7/1/26		6,000,000	5,823,336
4.40% 7/1/46		5,040,000	5,008,097
Southwestern Public Service 3.40% 8/15/46		10,000,000	9,043,240
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,505,000	2,557,675

22     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Wisconsin Electric Power 4.30% 12/15/45	3,090,000	$3,210,417
		325,864,827
Energy – 5.36%
AmeriGas Partners 5.875% 8/20/26	3,690,000	3,846,825
Anadarko Petroleum 6.60% 3/15/46	12,590,000	15,838,170
Antero Resources 144A 5.00% 3/1/25 #	3,665,000	3,600,862
BP Capital Markets
3.216% 11/28/23	8,490,000	8,530,319
3.561% 11/1/21	2,175,000	2,272,468
Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25 #	1,275,000	1,353,094
CNOOC Finance 2015 Australia 2.625% 5/5/20	4,430,000	4,419,805
ConocoPhillips 4.95% 3/15/26	10,050,000	11,055,030
Diamondback Energy 144A 4.75% 11/1/24 #	1,765,000	1,771,619
Dominion Gas Holdings 4.60% 12/15/44	3,585,000	3,614,490
Ecopetrol
5.875% 9/18/23	915,000	982,216
7.375% 9/18/43	3,030,000	3,116,961
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	3,775,000	3,945,788
Enbridge
4.25% 12/1/26 *	2,500,000	2,577,545
6.00% 1/15/77 ●	4,340,000	4,405,100
Energy Transfer Equity 7.50% 10/15/20	2,395,000	2,688,387
Energy Transfer Partners
4.20% 4/15/27 *	8,185,000	8,137,331
5.30% 4/15/47	260,000	256,881
6.125% 12/15/45	5,295,000	5,793,980
EnLink Midstream Partners 4.85% 7/15/26	3,415,000	3,519,093
Enterprise Products Operating
4.742% 8/1/66 ●	1,492,000	1,456,714
7.034% 1/15/68 ●	1,094,000	1,143,044
Genesis Energy
5.625% 6/15/24	1,485,000	1,503,563
6.75% 8/1/22	1,630,000	1,731,875
Gulfport Energy 144A 6.00% 10/15/24 #	2,125,000	2,175,469
Hilcorp Energy I 144A 5.00% 12/1/24 #	1,325,000	1,311,750
Kinder Morgan Energy Partners 5.80% 3/1/21	4,535,000	5,013,474
MPLX 4.875% 6/1/25	3,960,000	4,165,667
Murphy Oil 6.875% 8/15/24 *	3,050,000	3,278,750
Murphy Oil USA 6.00% 8/15/23	4,319,000	4,545,747
Nabors Industries 144A 5.50% 1/15/23 #	1,307,000	1,372,350
Newfield Exploration 5.75% 1/30/22	2,505,000	2,680,350
Noble Energy 5.05% 11/15/44	4,480,000	4,595,835

NQ-189 [1/17] 3/17 (18790)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero
144A 4.875% 5/3/22 #	355,000	$368,428
144A 5.25% 5/23/21 #	3,630,000	3,847,775
144A 5.625% 5/20/43 #	3,085,000	2,935,137
Petrobras Global Finance
5.375% 1/27/21	2,600,000	2,626,000
6.25% 3/17/24 *	2,015,000	2,039,370
7.375% 1/17/27	2,635,000	2,748,832
8.375% 5/23/21	2,525,000	2,814,870
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	1,435,000	1,492,400
144A 6.50% 3/13/27 #	775,000	798,715
6.75% 9/21/47	3,180,000	3,008,916
Petronas Global Sukuk 144A 2.707% 3/18/20 #	2,445,000	2,471,139
Plains All American Pipeline
4.50% 12/15/26	1,855,000	1,880,681
8.75% 5/1/19	13,279,000	15,068,199
QEP Resources 5.25% 5/1/23	2,190,000	2,184,525
Regency Energy Partners 5.00% 10/1/22	4,960,000	5,342,352
Shell International Finance
2.875% 5/10/26	3,395,000	3,261,753
4.00% 5/10/46	3,285,000	3,166,152
4.375% 5/11/45	9,085,000	9,259,959
Southwestern Energy 4.95% 1/23/25	1,855,000	1,868,912
Sunoco Logistics Partners Operations 3.45% 1/15/23	2,395,000	2,380,319
Targa Resources Partners 144A 5.375% 2/1/27 #	2,610,000	2,717,662
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	5,275,000	4,964,788
Tesoro Logistics 5.25% 1/15/25 *	1,715,000	1,794,319
Transcanada Trust 5.875% 8/15/76 ●	4,805,000	5,093,300
Transocean Proteus 144A 6.25% 12/1/24 #	605,000	629,956
Trinidad Generation 144A 5.25% 11/4/27 #*	3,615,000	3,588,791
Williams Partners 7.25% 2/1/17	12,393,000	12,393,000
Woodside Finance
144A 3.65% 3/5/25 #	335,000	328,663
144A 8.75% 3/1/19 #	10,841,000	12,217,569
YPF
144A 8.50% 3/23/21 #	2,075,000	2,253,969
144A 23.854% 7/7/20 #●	1,985,000	2,248,013
		244,495,016
Finance Companies – 1.49%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #*●	8,285,000	8,574,975

24     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
AerCap Ireland Capital 3.95% 2/1/22		10,770,000	$10,993,154
Air Lease 3.00% 9/15/23		5,225,000	5,076,093
Aviation Capital Group
144A 2.875% 9/17/18 #		225,000	228,094
144A 2.875% 1/20/22 #		8,410,000	8,346,361
144A 4.875% 10/1/25 #		4,855,000	5,203,298
E*TRADE Financial 5.875% 12/29/49 *●		5,930,000	5,953,127
Equate Petrochemical 144A 3.00% 3/3/22 #		3,055,000	2,969,249
General Electric 4.25% 1/17/18	NZD	1,010,000	750,580
Park Aerospace Holdings 144A 5.50% 2/15/24 #		3,525,000	3,626,344
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		4,575,000	4,513,425
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #		3,945,000	3,827,198
SUAM Finance 144A 4.875% 4/17/24 #		3,110,000	3,234,400
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,839,650
			68,135,948
Healthcare – 0.34%
DaVita 5.00% 5/1/25		3,708,000	3,631,504
HCA 5.375% 2/1/25		2,765,000	2,823,756
HealthSouth
5.125% 3/15/23		920,000	920,000
5.75% 11/1/24		1,117,000	1,139,340
5.75% 9/15/25		980,000	987,350
Hill-Rom Holdings 144A 5.75% 9/1/23 #		2,310,000	2,408,175
Mallinckrodt International Finance 144A 5.50% 4/15/25 #*		2,696,000	2,335,410
Universal Health Services 144A 5.00% 6/1/26 #		1,135,000	1,135,000
			15,380,535
Insurance – 1.30%
Allstate 3.28% 12/15/26 *		1,575,000	1,571,229
Berkshire Hathaway 2.75% 3/15/23		3,155,000	3,153,744
Five Corners Funding Trust 144A 4.419% 11/15/23 #		2,660,000	2,822,851
Highmark 144A 6.125% 5/15/41 #		305,000	283,555
MetLife 6.40% 12/15/36		40,000	43,500
MetLife Capital Trust X 144A 9.25% 4/8/38 #		8,985,000	12,466,687
Metropolitan Life Global Funding I 144A 3.45% 12/18/26 #		1,390,000	1,396,946
Principal Life Global Funding II 144A 3.00% 4/18/26 #		4,030,000	3,909,310
Prudential Financial
4.50% 11/15/20		3,385,000	3,642,751
5.375% 5/15/45 ●		4,135,000	4,269,388
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		4,670,000	4,754,457
144A 4.125% 11/1/24 #		9,485,000	9,659,856
USI 144A 7.75% 1/15/21 #		879,000	898,228

NQ-189 [1/17] 3/17 (18790)     25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	3,116,000	$3,118,686
5.50% 3/31/45	5,000,000	4,911,115
6.50% 12/29/49 ●	2,969,000	2,508,805
		59,411,108
Media – 1.16%
CCO Holdings
144A 5.125% 5/1/27 #	1,190,000	1,212,312
144A 5.50% 5/1/26 #	2,405,000	2,525,250
CSC Holdings 144A 5.50% 4/15/27 #	3,136,000	3,186,960
DISH DBS 7.75% 7/1/26	1,154,000	1,292,122
Gray Television 144A 5.125% 10/15/24 #	2,510,000	2,472,350
Lamar Media 5.75% 2/1/26	1,999,000	2,126,436
Midcontinent Communications 144A 6.875% 8/15/23 #	1,770,000	1,909,387
Nexstar Escrow 144A 5.625% 8/1/24 #	2,670,000	2,673,337
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #*	3,890,000	3,870,550
SFR Group 144A 6.00% 5/15/22 #	4,535,000	4,682,387
Sinclair Television Group 144A 5.125% 2/15/27 #	2,595,000	2,457,141
Sirius XM Radio 144A 5.375% 4/15/25 #	4,987,000	5,105,441
Tribune Media 5.875% 7/15/22	3,500,000	3,552,500
Unitymedia 144A 6.125% 1/15/25 #	1,710,000	1,776,263
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,905,980
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	4,150,000	4,179,548
VTR Finance 144A 6.875% 1/15/24 #	6,735,000	7,088,588
		53,016,552
Natural Gas – 0.15%
Southern Co. Gas Capital
3.25% 6/15/26	3,615,000	3,543,908
3.95% 10/1/46	3,690,000	3,452,611
		6,996,519
Real Estate – 1.39%
Alexandria Real Estate Equities 3.95% 1/15/27	1,730,000	1,723,618
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,373,207
5.25% 2/15/24	5,315,000	5,600,793
DDR
7.50% 4/1/17	4,950,000	4,999,475
7.875% 9/1/20 *	4,124,000	4,803,231
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,473,935
ESH Hospitality 144A 5.25% 5/1/25 #	3,605,000	3,626,630
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,903,808

26     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	$4,164,409
4.50% 2/1/26	1,525,000	1,565,580
Kite Realty Group 4.00% 10/1/26	1,600,000	1,545,429
Lifestorage 3.50% 7/1/26	3,750,000	3,599,464
MGM Growth Properties Operating Partnership 144A
4.50% 9/1/26 #	1,315,000	1,265,687
PLA Administradora Industrial 144A 5.25% 11/10/22 #	1,610,000	1,537,550
Regency Centers 3.60% 2/1/27	2,390,000	2,376,690
Trust F/1401 144A 5.25% 1/30/26 #	3,485,000	3,310,750
UDR 4.00% 10/1/25	1,670,000	1,708,744
WP Carey 4.60% 4/1/24	4,645,000	4,756,336
		63,335,336
Services – 0.46%
Aramark Services 144A 4.75% 6/1/26 #	4,445,000	4,433,888
Avis Budget Car Rental 144A 6.375% 4/1/24 #*	1,350,000	1,333,125
GEO Group 5.125% 4/1/23	860,000	849,250
Herc Rentals 144A 7.50% 6/1/22 #	1,660,000	1,801,100
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	2,605,000	2,520,337
NES Rentals Holdings 144A 7.875% 5/1/18 #	1,330,000	1,346,625
Prime Security Services Borrower 144A 9.25% 5/15/23 #	2,430,000	2,639,588
ServiceMaster 144A 5.125% 11/15/24 #	2,445,000	2,481,675
United Rentals North America 5.50% 5/15/27	3,690,000	3,726,900
		21,132,488
Technology – 2.11%
Analog Devices
2.50% 12/5/21	900,000	891,699
3.50% 12/5/26	2,830,000	2,787,233
Apple 3.45% 2/9/45	4,620,000	4,060,957
Broadcom
144A 3.00% 1/15/22 #	4,885,000	4,868,601
144A 3.625% 1/15/24 #	7,715,000	7,707,841
144A 3.875% 1/15/27 #	2,470,000	2,462,269
CDK Global 5.00% 10/15/24	4,000,000	4,005,000
Cisco Systems 1.85% 9/20/21	5,000,000	4,884,910
Diamond 1 Finance
144A 6.02% 6/15/26 #	7,630,000	8,251,982
144A 8.10% 7/15/36 #	875,000	1,059,519
Fidelity National Information Services
3.00% 8/15/26	4,165,000	3,927,149
5.00% 10/15/25	7,375,000	8,030,269

NQ-189 [1/17] 3/17 (18790)     27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
First Data
144A 5.75% 1/15/24 #	2,575,000	$2,661,906
144A 7.00% 12/1/23 #	1,637,000	1,739,313
Microsoft
2.40% 2/6/22	1,430,000	1,430,396
2.875% 2/6/24	1,195,000	1,193,191
4.10% 2/6/37	5,150,000	5,228,934
4.25% 2/6/47	5,145,000	5,206,442
4.50% 2/6/57	3,100,000	3,149,603
NXP 144A 4.625% 6/1/23 #	3,780,000	4,006,800
Oracle 4.00% 7/15/46	3,125,000	2,940,250
Quintiles IMS 144A 5.00% 10/15/26 #	2,045,000	2,063,732
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,902,583
Tech Data 3.70% 2/15/22	1,420,000	1,417,389
Western Digital 144A 7.375% 4/1/23 #	1,215,000	1,341,056
		96,219,024
Transportation – 1.32%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	2,765,000	2,799,562
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #◆	3,159,201	3,131,558
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	2,425,978	2,432,043
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ◆	2,179,037	2,143,627
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ◆	1,318,068	1,326,306
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ◆	2,797,414	2,807,905
Burlington Northern Santa Fe 4.70% 9/1/45	10,155,000	11,166,154
ERAC USA Finance
144A 3.30% 12/1/26 #	7,945,000	7,615,378
144A 4.20% 11/1/46 #	1,720,000	1,587,440
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,320,000	4,378,588
144A 3.375% 2/1/22 #	8,415,000	8,510,779
144A 3.40% 11/15/26 #	465,000	446,435
Transurban Finance 144A 3.375% 3/22/27 #	2,160,000	2,053,940
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	2,095,842	2,153,478
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	1,960,031	1,989,432
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	3,470,000	3,378,912

28     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
XPO Logistics 144A 6.125% 9/1/23 #	2,355,000	$2,449,200
		60,370,737
Utilities – 0.37%
AES 5.50% 4/15/25	2,601,000	2,646,518
AES Andres 144A 7.95% 5/11/26 #	3,700,000	3,885,074
Calpine
144A 5.25% 6/1/26 #	2,555,000	2,586,938
5.50% 2/1/24	613,000	600,740
Dynegy 7.625% 11/1/24 *	1,437,000	1,375,927
Pampa Energia 144A 7.50% 1/24/27 #	5,735,000	5,676,215
		16,771,412
Total Corporate Bonds (cost $2,411,930,268)		2,401,628,389

Loan Agreements – 11.59%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	5,789,539	5,497,891
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	13,539,131	13,517,983
Albertsons Tranche B 1st Lien 3.778% 8/25/21	6,579,491	6,622,258
Allied Universal Holdco 1st Lien 5.50% 7/28/22	4,998,268	5,040,753
Alpha 3 Tranche B1 1st Lien 4.00% 1/25/24	1,010,000	1,016,944
Amaya Holdings 1st Lien 5.00% 8/1/21	8,243,546	8,300,221
American Airlines Tranche B 1st Lien 3.267% 12/14/23	4,535,000	4,566,745
Applied Systems 1st Lien 4.00% 1/23/21	2,461,590	2,483,129
Applied Systems 2nd Lien 7.50% 1/23/22	8,951,373	9,027,836
Ardagh Holdings USA Tranche B 1st Lien
4.009% 12/17/21	5,410,572	5,480,741
ATI Holdings Acquisition 1st Lien 5.505% 5/10/23	3,644,643	3,680,331
Avolon TLB Borrower 1 US Tranche B2 1st Lien
3.50% 1/20/22	2,500,000	2,534,895
BJ’s Wholesale Club 1st Lien 4.75% 1/27/24	3,295,000	3,305,982
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	7,024,422	7,059,544
8.50% 1/27/25	5,655,000	5,753,963
Blue Ribbon Tranche 1st Lien 5.00% 11/13/21	4,866,755	4,822,652
Boyd Gaming Tranche B2 1st Lien 3.776% 9/15/23	1,491,263	1,507,240
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	9,860,322	9,907,572
BWAY Holding Tranche B 1st Lien 4.75% 8/14/23	5,605,906	5,659,044
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	7,400,865	7,470,248
Calpine Construction Finance 3.02% 5/3/20	957,519	959,714
CH Hold 1st Lien 4.00% 2/1/24	2,285,000	2,307,850
CH Hold 2nd Lien 8.25% 2/1/25	1,977,418	2,007,079

NQ-189 [1/17] 3/17 (18790)     29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements« (continued)
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	5,095,826	$5,108,036
Charter Communications Operating 1st Lien 3.264% 1/15/24	2,355,203	2,366,557
Charter Communications Operating Tranche H 1st Lien 2.776% 1/15/22	785,068	787,171
Chesapeake Energy 1st Lien 8.50% 8/23/21	2,510,000	2,750,804
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	2,630,597	2,663,753
Communications Sale & Leasing Tranche B 1st Lien 4.50% 10/24/22	4,970,000	5,029,615
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	1,538,893	1,465,316
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	3,557,317	3,372,781
CSC Holdings Tranche B 1st Lien 3.767% 10/11/24	1,857,187	1,880,692
DaVita Tranche B 1st Lien 3.53% 6/24/21	3,841,500	3,897,321
Dell International Tranche B 1st Lien 4.03% 9/7/23	5,087,250	5,136,800
Dynegy Finance IV 1st Lien 5.00% 6/27/23	2,795,000	2,820,205
Dynegy Tranche C 1st Lien 4.25% 2/7/24	505,000	509,554
ESH Hospitality Tranche B 1st Lien 3.778% 8/30/23	1,236,900	1,246,840
ExamWorks Group 1st Lien 6.50% 7/27/23	5,052,338	5,075,705
First Data 1st Lien 3.775% 7/10/22	2,043,168	2,059,039
First Data Tranche B 1st Lien 3.584% 3/24/21	5,061,629	5,095,243
First Eagle Holdings Tranche B 1st Lien 4.998% 12/1/22	7,963,881	8,033,565
Flex Acquisition 1st Lien 4.25% 12/29/23	2,155,000	2,175,539
Flying Fortress Tranche B 1st Lien 3.248% 10/30/22	3,805,209	3,835,651
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	6,041,162	6,083,951
Forterra Finance 1st Lien 4.50% 10/25/23	7,815,413	7,910,667
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	7,885,375	8,028,297
Gardner Denver 1st Lien 4.568% 7/30/20	7,397,542	7,325,882
Gates Global 1st Lien 4.25% 7/6/21	6,832,143	6,825,741
Genesys Telecommunications Laboratories Tranche B 1st Lien 6.25% 12/1/23	3,765,000	3,811,475
Genoa a QoL Healthcare 1st Lien 4.75% 10/28/23	3,994,988	4,021,454
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	2,263,000	2,251,685
HCA Tranche B6 1st Lien 4.028% 3/17/23	916,847	926,660
HCA Tranche B7 1st Lien 3.528% 2/9/24	1,029,544	1,038,276
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	497,991	502,660
Hilton Worldwide Finance Tranche B2 1st Lien 3.271% 10/25/23	6,770,770	6,848,526
Houghton International 1st Lien 4.25% 12/20/19	1,843,200	1,859,328
HUB International Tranche B 1st Lien 4.00% 10/2/20	2,200,000	2,208,939

30     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements« (continued)
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/29/22	5,311,161	$5,339,044
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	4,239,133	4,228,913
Immucor 1st Lien 5.00% 8/17/18	1,475	1,437
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	4,973,899	5,002,768
4.25% 3/31/22	1,287,063	1,297,253
inVentiv Group Holdings Tranche B 1st Lien
4.75% 11/9/23	5,790,000	5,840,147
J.C. Penney Tranche B 1st Lien 5.25% 6/23/23	5,869,202	5,893,659
JBS USA Lux Tranche B 1st Lien 3.25% 10/30/22	3,990,000	4,009,950
Keurig Green Mountain Tranche B 1st Lien 5.313% 3/3/23	2,198,529	2,234,519
KIK Custom Products 1st Lien 5.50% 8/26/22	7,055,832	7,135,210
Kinetic Concepts Tranche F1 1st Lien 5.00% 11/4/20	2,308,519	2,315,253
Kraton Polymers Tranche B 1st Lien 5.00% 1/6/22	5,425,000	5,497,223
Kronos 2nd Lien 9.284% 11/1/24	2,730,000	2,824,698
Kronos Tranche B 1st Lien 5.00% 11/1/23	1,980,000	2,002,837
Landry’s 1st Lien 4.00% 10/4/23	3,830,000	3,871,720
Las Vegas Sands Tranche B 1st Lien 3.02% 12/19/20	3,798,380	3,822,120
Level 3 Financing 1st Lien 4.00% 1/15/20	3,740,000	3,770,388
Lightstone Generation Tranche B 1st Lien 6.50% 1/30/24	1,831,565	1,857,035
Lightstone Generation Tranche C 1st Lien 6.50% 12/14/23	174,435	176,860
MGM Growth Properties Operating Partnership Tranche B
1st Lien 3.52% 4/25/23	5,017,088	5,057,851
Micron Technology Tranche B 1st Lien 4.53% 4/26/22	985,050	1,000,646
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 10/13/23	7,044,727	7,112,976
Moran Foods Tranche B 1st Lien 7.00% 12/5/23	6,195,000	6,175,641
MPH Acquisition Holdings Tranche B 1st Lien
5.00% 6/7/23	3,906,686	3,966,200
Nature’s Bounty Tranche B 1st Lien 5.00% 5/5/23	4,984,626	5,026,163
NXP Tranche B 1st Lien 3.27% 12/7/20	2,702,196	2,718,523
ON Semiconductor Tranche B 1st Lien 4.028% 3/31/23	4,179,525	4,227,995
Optiv Security 1st Lien 4.25% 2/1/24	3,250,000	3,274,375
Optiv Security 2nd Lien 8.25% 2/1/25	2,779,000	2,816,052
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	1,280,000	1,254,400
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	2,311,941	2,271,482
Penn National Gaming Tranche B 1st Lien 3.25% 1/19/24	1,935,000	1,944,675
Petco Animal Supplies Tranche B1 1st Lien
5.00% 1/26/23	2,409,200	2,413,048
PQ 1st Lien 5.289% 11/4/22	7,614,783	7,715,405
Prestige Brands Tranche B 1st Lien 3.523% 1/26/24	1,010,000	1,021,679
Prime Security Services Borrower 1st Lien 4.25% 5/2/22	4,139,625	4,192,339

NQ-189 [1/17] 3/17 (18790)     31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements« (continued)
Prospect Medical Holdings Tranche B 1st Lien
7.00% 6/30/22	1,954,175	$1,949,290
Radiate Holdco 1st Lien 3.75% 2/1/23	4,180,000	4,218,815
Republic of Angola (Unsecured) 7.57% 12/16/23	10,255,000	8,793,663
Revlon Consumer Products Tranche B 1st Lien
4.278% 9/7/23	2,948,888	2,978,544
Reynolds Group Holdings 1st Lien 4.25% 2/5/23	5,292,013	5,315,716
Sable International Finance Tranche B 1st Lien
5.528% 1/3/23	8,760,000	8,864,936
SAM Finance Lux Sarl Tranche B 1st Lien 4.25% 12/17/20	4,720,682	4,753,137
Scientific Games International 1st Lien 6.00% 10/18/20	8,069,344	8,158,107
SFR Group Tranche B 1st Lien 5.289% 1/15/24	6,406,588	6,474,658
SFR Group Tranche B10 1st Lien 4.289% 1/31/25	3,680,775	3,713,968
Sinclair Television Group Tranche B2 1st Lien
3.03% 1/3/24	2,188,139	2,197,975
Solera Tranche B 1st Lien 5.75% 3/3/23	6,706,713	6,785,422
Spectrum Brands Tranche B 1st Lien 3.313% 6/23/22	2,849,562	2,885,973
Sprint Communications Tranche B 1st Lien
3.25% 2/29/24	4,295,000	4,295,000
StandardAero Aviation Holdings 1st Lien 5.25% 7/7/22	2,466,351	2,483,692
Summit Materials Tranche B1 1st Lien 3.75% 7/17/22	2,815,400	2,846,195
Telenet Financing USD Tranche B 1st Lien
3.767% 1/31/25	6,765,000	6,839,293
Tennessee Merger Sub Tranche B 1st Lien 3.75% 2/6/24	4,030,000	4,030,000
TKC Holdings 1st Lien 4.75% 1/13/23	2,815,000	2,800,925
TransDigm Tranche E 1st Lien 3.998% 5/14/22	899,520	898,171
TransDigm Tranche F 1st Lien 3.778% 6/9/23	7,089,849	7,082,759
Travel Leaders Group Tranche B 1st Lien 5.25% 1/19/24	1,010,000	1,025,150
Tribune Media Tranche B 1st Lien 3.778% 12/27/20	2,600,400	2,615,417
Tronox Pigments Holland Tranche B 1st Lien
4.50% 3/19/20	2,350,000	2,357,743
Univar USA Tranche B 1st Lien
3.519% 7/1/22	7,380,000	7,376,923
4.25% 7/1/22	834,220	834,481
Univision Communications 1st Lien 4.00% 3/1/20	1,092,162	1,095,234
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	7,824,600	7,851,228
USI 1st Lien 4.25% 12/27/19	9,606,315	9,646,344
USIC Holdings 1st Lien 4.75% 12/9/23	3,750,000	3,793,946
Virgin Media Bristol Tranche I 1st Lien 3.517% 1/31/25	3,280,000	3,304,600
Vistra Operations Tranche B2 1st Lien 4.017% 8/4/23	1,020,000	1,031,093
Western Digital Tranche B 1st Lien 4.526% 4/29/23	2,953,160	2,991,920
WideOpenWest Finance Tranche B 1st Lien
4.50% 8/19/23	5,008,171	5,051,367

32     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Loan Agreements« (continued)
Windstream Services 1st Lien 4.75% 12/2/23	1,820,000	$1,843,205
Windstream Services Tranche B6 1st Lien 4.77% 3/30/21	3,270,959	3,312,664
Zayo Group Tranche B2 1st Lien 3.50% 1/19/24	680,000	687,225
Zayo Group Tranche B3 1st Lien 3.50% 1/19/24	325,000	328,453
Zekelman Industries Tranche B 1st Lien 6.00% 6/14/21	2,542,225	2,573,210
Total Loan Agreements (cost $522,966,535)		528,881,269

Municipal Bonds – 0.69%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	4,980,000	7,027,527
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	2,410,000	2,930,729
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	2,680,000	3,755,645
Series F 7.414% 1/1/40	1,290,000	1,875,505
New York City, New York
Series C 5.00% 8/1/26	960,000	1,148,371
Series C 5.00% 8/1/27	1,100,000	1,304,743
Oregon State Taxable Pension
(Build America Bonds) 5.892% 6/1/27	305,000	367,348
South Carolina Public Service Authority
Series D 4.77% 12/1/45	1,575,000	1,624,077
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	4,005,000	5,912,702
Texas Water Development Board
Series A 5.00% 10/15/45	1,345,000	1,526,534
(Water Implementation Revenue) 5.00% 10/15/46	3,505,000	4,005,619
Total Municipal Bonds (cost $33,413,754)		31,478,800

Non-Agency Asset-Backed Securities – 2.26%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	693,492	710,673
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	4,177,000	4,181,700
Series 2014-4 A2 1.43% 6/17/19	8,000,000	8,000,506
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,084,184
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,322,550
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	144,756	144,741
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.807% 7/15/20 ●	6,855,000	6,851,673

NQ-189 [1/17] 3/17 (18790)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2007-C1 C1 1.227% 4/15/19 ●	2,460,000	$2,460,288
CNH Equipment Trust
Series 2016-B A2B 1.168% 10/15/19 ●	906,733	906,232
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	3,356	3,228
Discover Card Execution Note Trust
Series 2013-A1 A1 1.068% 8/17/20 ●	2,000,000	2,002,194
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,196,514	3,196,243
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	10,590,000	10,433,234
Golden Credit Card Trust
Series 2014-2A A 144A 1.217% 3/15/21 #●	2,815,000	2,819,158
Series 2015-2A A 144A 2.02% 4/15/22 #	3,480,000	3,460,906
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,277,100	6,447,409
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	4,425,000	4,418,219
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.328% 7/16/18 ●	2,275,715	2,278,262
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.347% 5/15/20 #●	4,000,000	4,012,161
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.401% 9/25/35 ●	1,605,220	1,601,595
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.121% 9/27/21 #●	2,480,000	2,472,281
New Century Home Equity Loan Trust
Series 2005-2 M1 1.416% 6/25/35 ●	1,621,217	1,618,634
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	4,500,000	4,494,437
Penarth Master Issuer
Series 2015-1A A1 144A 1.168% 3/18/19 #●	2,100,000	2,099,763
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 1.021% 7/25/36 ⧫●	5,103,715	4,948,990
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,802,432
Series 2015-2 A 1.60% 4/15/21	4,055,000	4,058,993
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,175,250
Total Non-Agency Asset-Backed Securities
(cost $104,040,593)		103,005,936

34     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations – 1.87%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.823% 1/25/45 #●	2,466,243	$2,468,942
Series 2015-1 B2 144A 3.823% 1/25/45 #●	1,394,505	1,374,867
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	244,842	241,962
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	116,165	115,898
Series 2005-6 7A1 5.50% 7/25/20	335,944	323,319
Banc of America Mortgage Trust
Series 2004-K 2A1 3.443% 12/25/34 ●	906,266	894,668
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 3.116% 7/20/34 ◆●	65,635	60,011
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	465,104	451,674
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.822% 11/25/36 Φ	5,800,000	5,926,064
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	2,091,857	2,081,771
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ◆	859,902	878,000
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.134% 8/25/34 ●	400,493	389,672
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.081% 11/25/35 ●	278,496	264,269
Series 2006-S1 1A1 6.00% 4/25/36	2,772,936	2,834,885
Series 2007-A1 7A4 3.201% 7/25/35 ●	59,551	52,906
Series 2014-2 B1 144A 3.425% 6/25/29 #●	1,999,530	1,979,578
Series 2014-2 B2 144A 3.425% 6/25/29 #●	744,986	729,684
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,439,939
Series 2015-1 B1 144A 2.627% 12/25/44 #●	3,352,285	3,320,062
Series 2015-1 B2 144A 2.627% 12/25/44 #●	2,810,800	2,745,192
Series 2015-4 B1 144A 3.628% 6/25/45 #●	2,604,518	2,529,356
Series 2015-4 B2 144A 3.628% 6/25/45 #●	1,869,761	1,784,538
Series 2015-5 B2 144A 2.889% 5/25/45 #●	2,650,555	2,498,575
Series 2015-6 B1 144A 3.627% 10/25/45 #●	1,823,348	1,794,813
Series 2015-6 B2 144A 3.627% 10/25/45 #●	1,765,310	1,712,200
Series 2016-4 B1 144A 3.914% 10/25/46 #●	1,160,204	1,175,171
Series 2016-4 B2 144A 3.914% 10/25/46 #●	1,986,887	1,932,967
MASTR ARM Trust
Series 2004-10 2A2 3.307% 10/25/34 ●	51,744	33,846
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	3,488,672	3,598,426
Series 2016-4A A1 144A 3.75% 11/25/56 #●	1,233,062	1,276,813

NQ-189 [1/17] 3/17 (18790)     35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2013-4 B2 3.494% 4/25/43 ●	1,517,329	$1,499,308
Series 2013-11 B1 144A 3.668% 9/25/43 #●	2,529,016	2,533,561
Series 2014-2 A4 144A 3.50% 7/25/44 #●	2,244,180	2,232,259
Series 2015-1 B2 144A 3.88% 1/25/45 #●	2,032,809	2,006,640
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ◆	1,913,939	1,955,126
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	1,122,943	1,133,228
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 2.804% 9/25/37 ●	1,823,174	1,787,290
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	3,328,830	3,334,404
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	3,445,136	3,445,414
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	2,492,349	2,498,279
Series 2016-2 A1 144A 3.00% 8/25/55 #●	2,095,749	2,109,479
Series 2016-3 A1 144A 2.25% 8/25/55 #●	2,848,847	2,825,377
Washington Mutual Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ◆	208,077	80,913
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	2,878,797	2,965,531
Series 2006-2 3A1 5.75% 3/25/36	1,205,913	1,209,381
Series 2006-3 A11 5.50% 3/25/36	1,364,972	1,385,692
Series 2006-20 A1 5.50% 12/25/21	383,807	387,499
Series 2006-AR5 2A1 3.162% 4/25/36 ●	1,230,766	1,156,192
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.912% 3/20/45 #●	2,735,732	2,715,529
Total Non-Agency Collateralized Mortgage Obligations (cost $83,753,046)		85,171,170

Non-Agency Commercial Mortgage-Backed Securities – 5.93%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.818% 2/10/51 ●	3,670,000	3,727,282
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	2,695,734	2,744,778
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	3,200,000	3,234,319
Series 2016-CD2 A4 3.526% 11/10/49 ●	3,000,000	3,084,827
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	2,465,000	2,559,217
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.714% 12/10/49 ●	2,950,000	2,985,800
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	5,866,893
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	6,493,230

36     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	4,000,000	$4,036,116
Series 2016-P5 A4 2.941% 10/10/49	3,610,000	3,517,459
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,205,000	4,218,784
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,606,177
Series 2014-CR19 A5 3.796% 8/10/47	2,885,000	3,022,205
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	10,725,217
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	9,896,642
Series 2015-CR23 A4 3.497% 5/10/48	10,760,000	11,014,535
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	513,509	513,242
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	5,805,000	5,858,583
Series 2016-C3 A5 2.89% 9/10/49	8,460,000	8,259,800
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	3,700,000	4,024,550
Series 2011-LC1A C 144A 5.685% 11/10/46 #●	5,960,000	6,606,614
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,610,000	18,318,773
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	3,098,138
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,086,519
Series 2014-GC24 A5 3.931% 9/10/47	7,000,000	7,405,876
Series 2015-GC32 A4 3.764% 7/10/48	3,086,000	3,222,639
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	6,145,000	6,037,174
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	6,825,000	7,094,699
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	8,880,000	8,856,183
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.524% 8/12/37 ●	1,765,000	1,851,710
Series 2011-C5 C 144A 5.408% 8/15/46 #●	3,780,000	4,041,927
Series 2013-LC11 B 3.499% 4/15/46	6,810,000	6,882,108
Series 2015-JP1 A5 3.914% 1/15/49	3,745,000	3,945,679
Series 2016-JP2 A4 2.822% 8/15/49	3,780,000	3,669,425
Series 2016-JP3 B 3.397% 8/15/49 ●	1,535,000	1,514,286
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,750,000	1,762,196
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,250,000	3,287,476
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	5,012,418	4,360,791
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,805,000	3,979,856

NQ-189 [1/17] 3/17 (18790)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley BAML Trust
Series 2015-C23 A4 3.719% 7/15/50		12,915,000	$13,447,235
Series 2015-C26 A5 3.531% 10/15/48		5,655,000	5,812,454
Series 2016-C29 A4 3.325% 5/15/49		3,810,000	3,845,872
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		7,024,000	7,120,150
Series 2006-T21 B 144A 5.243% 10/12/52 #●		2,000,000	2,010,671
Series 2016-BNK2 B 3.485% 11/15/49		1,500,000	1,480,788
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45		8,104,000	8,454,128
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		1,325,000	1,361,896
Series 2015-NXS3 A4 3.617% 9/15/57		7,285,000	7,501,804
Series 2016-BNK1 A3 2.652% 8/15/49		5,770,000	5,524,464
Series 2016-BNK1 B 2.967% 8/15/49		380,000	362,496
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45		6,060,000	6,144,387
Series 2012-C10 A3 2.875% 12/15/45		8,920,115	9,062,015
Total Non-Agency Commercial Mortgage-Backed Securities (cost $275,805,205)			270,540,085

Regional Bonds – 0.73%Δ
Argentina – 0.08%
City of Buenos Aires 144A 7.50% 6/1/27 #		770,000	785,400
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		3,015,000	3,011,081
			3,796,481
Australia – 0.14%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,949,077
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,054,645
144A 3.25% 7/21/28 #	AUD	2,933,000	2,208,696
			6,212,418
Canada – 0.34%
Province of British Columbia 2.25% 6/2/26		7,715,000	7,348,460
Province of Manitoba 2.125% 6/22/26		4,490,000	4,188,627
Province of Ontario 3.45% 6/2/45	CAD	2,594,000	2,028,453
Province of Quebec 6.00% 10/1/29	CAD	1,985,000	2,017,340
			15,582,880
Japan – 0.17%
Japan Finance Organization for Municipalities 144A
2.125% 4/13/21 #		7,928,000	7,764,223
			7,764,223
Total Regional Bonds (cost $34,922,536)			33,356,002

38     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign Bonds – 4.30%Δ
Argentina – 0.19%
Argentine Republic Government International Bond
144A 5.625% 1/26/22 #		4,730,000	$4,747,738
144A 7.125% 7/6/36 #		4,100,000	3,874,500
			8,622,238
Australia – 0.05%
Australia Government Bond 3.75% 4/21/37	AUD	2,743,000	2,166,952
			2,166,952
Azerbaijan – 0.04%
Republic of Azerbaijan International Bond 144A
4.75% 3/18/24 #		2,000,000	1,994,380
			1,994,380
Bahrain – 0.05%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		2,200,000	2,261,228
			2,261,228
Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		3,200,000	3,061,856
			3,061,856
Brazil – 0.12%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	8,619,000	2,618,279
Brazilian Government International Bond 6.00% 4/7/26 *		2,605,000	2,797,119
			5,415,398
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	993,099
			993,099
Colombia – 0.15%
Colombia Government International Bond 5.00% 6/15/45		6,724,000	6,606,330
			6,606,330
Costa Rica – 0.06%
Costa Rica Government International Bond
7.158% 3/12/45		2,600,000	2,538,978
			2,538,978
Croatia – 0.10%
Croatia Government International Bond 144A
6.375% 3/24/21 #		4,215,000	4,620,694
			4,620,694
Ecuador – 0.05%
Ecuador Government International Bond 144A
9.65% 12/13/26 #		2,100,000	2,227,050
			2,227,050

NQ-189 [1/17] 3/17 (18790)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Egypt – 0.05%
Egypt Government International Bond 144A
8.50% 1/31/47 #		2,400,000	$2,454,600
			2,454,600
Honduras – 0.09%
Honduras Government International Bond 144A
6.25% 1/19/27 #		4,000,000	3,992,000
			3,992,000
Hungary – 0.09%
Hungary Government International Bond 5.75% 11/22/23		3,600,000	4,025,664
			4,025,664
Indonesia – 0.49%
Indonesia Government International Bond
144A 3.70% 1/8/22 #		2,700,000	2,743,689
144A 5.125% 1/15/45 #*		1,200,000	1,208,614
144A 5.25% 1/8/47 #		2,900,000	2,976,859
Indonesia Treasury Bond
8.375% 9/15/26	IDR	71,130,000,000	5,605,278
9.00% 3/15/29	IDR	120,323,000,000	9,762,811
			22,297,251
Jamaica – 0.14%
Jamaica Government International Bond 8.00% 3/15/39		5,500,000	6,187,665
			6,187,665
Japan – 0.07%
Japan International Cooperation Agency 2.125% 10/20/26		3,616,000	3,373,840
			3,373,840
Jordan – 0.08%
Jordan Government International Bond 144A
5.75% 1/31/27 #		3,980,000	3,802,014
			3,802,014
Mexico – 0.52%
Mexican Bonos
5.75% 3/5/26	MXN	238,871,800	10,210,416
8.00% 6/11/20	MXN	201,482,000	9,962,313
Mexico Government International Bond
3.60% 1/30/25		1,637,000	1,594,438
4.35% 1/15/47		2,200,000	1,908,610
			23,675,777
Mongolia – 0.07%
Mongolia Government International Bond 144A
10.875% 4/6/21 #		3,145,000	3,332,631
			3,332,631

40     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
New Zealand – 0.14%
New Zealand Government Bond
2.75% 4/15/25	NZD	8,297,000	$5,861,321
4.50% 4/15/27	NZD	527,000	424,436
			6,285,757
Peru – 0.17%
Peruvian Government International Bond 6.95% 8/12/31	PEN	24,633,000	7,886,484
			7,886,484
Poland – 0.26%
Republic of Poland Government Bond
2.50% 7/25/26	PLN	42,290,000	9,519,395
3.25% 7/25/25	PLN	9,401,000	2,275,447
			11,794,842
Portugal – 0.08%
Portugal Government International Bond 144A
5.125% 10/15/24 #		3,830,000	3,714,437
			3,714,437
Republic of Korea – 0.17%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,025,323,793	7,736,250
			7,736,250
Russia – 0.04%
Russian Foreign Bond – Eurobond 144A 5.625% 4/4/42 #		1,800,000	1,955,466
			1,955,466
Saudi Arabia – 0.08%
Saudi Government International Bond 144A
2.375% 10/26/21 #		3,910,000	3,811,859
			3,811,859
Serbia – 0.10%
Serbia International Bond 144A 4.875% 2/25/20 #		4,350,000	4,475,498
			4,475,498
South Africa – 0.46%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	222,404,000	14,987,835
Republic of South Africa Government International Bond
5.875% 5/30/22 *		5,250,000	5,774,197
			20,762,032
Sri Lanka – 0.16%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		1,500,000	1,549,923
144A 6.125% 6/3/25 #		5,900,000	5,687,458
			7,237,381

NQ-189 [1/17] 3/17 (18790)     41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Ukraine – 0.04%
Ukraine Government International Bond 144A
7.75% 9/1/19 #		2,000,000	$1,994,288
			1,994,288
United Kingdom – 0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	1,924,653
			1,924,653
Uruguay – 0.06%
Uruguay Government International Bond 5.10% 6/18/50		3,015,000	2,834,100
			2,834,100
Total Sovereign Bonds (cost $204,222,872)			196,062,692

Supranational Banks – 0.42%
International Bank for Reconstruction & Development
0.838% 4/17/19 ●		1,269,000	1,266,202
2.50% 11/25/24		2,469,000	2,464,526
3.375% 1/25/22	NZD	3,300,000	2,404,530
3.50% 1/22/21	NZD	12,150,000	8,956,638
4.625% 10/6/21	NZD	2,649,000	2,035,174
International Finance
3.00% 5/6/21	NZD	1,795,000	1,292,094
3.625% 5/20/20	NZD	1,035,000	768,373
Total Supranational Banks (cost $18,439,793)			19,187,537

U.S. Treasury Obligations – 1.53%
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/19		47,283,068	48,186,316
0.125% 4/15/21		16,716,051	16,962,379
U.S. Treasury Notes
1.875% 1/31/22		820,000	818,639
2.00% 12/31/21		3,720,000	3,735,840
Total U.S. Treasury Obligations (cost $69,141,289)			69,703,174

	Number of
	shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Total Common Stock (cost $238,403)			0

42     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Number of shares	Value (U.S. $)
Convertible Preferred Stock – 0.34%
A Schulman 6.00% exercise price $52.33, expiration date
12/31/49	1,527	$1,388,364
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49	1,477	1,760,953
DTE Energy 6.50% exercise price $116.31, expiration date
10/1/19	27,354	1,450,583
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, expiration date 3/31/28	8,683	431,979
Exelon 6.50% exercise price $43.75, expiration date
6/1/17*	38,450	1,905,966
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,768	2,439,840
Teva Pharmaceutical Industries 7.00% exercise price
$75.00, expiration date 12/15/18	953	587,620
T-Mobile U.S. 5.50% exercise price $31.02, expiration
date 12/15/17	15,933	1,627,715
Wells Fargo & Co. 7.50% exercise price $156.71,
expiration date 12/31/49	2,210	2,654,321
Welltower 6.50% exercise price $57.68, expiration date
12/31/49	24,012	1,440,480
Total Convertible Preferred Stock (cost $14,765,233)		15,687,821

Preferred Stock – 0.80%
General Electric 5.00% ●	13,537,000	14,051,406
Integrys Holdings 6.00% ●	205,350	5,300,597
PNC Preferred Funding Trust II 144A 2.186% #●	13,900,000	13,430,875
USB Realty 2.169% #●	4,485,000	3,789,825
Total Preferred Stock (cost $33,332,911)		36,572,703

	Number of
	contracts
Options Purchased – 0.00%
Currency Call Option – 0.00%
USD vs TWD strike price $32.50, expiration date 4/17/17	6,000,000	13,740
Total Options Purchased (cost $36,600)		13,740

	Principal amount°
Short-Term Investments – 3.79%
Discount Notes – 2.73%≠
Federal Home Loan Bank
0.00% 2/1/17	24,685,480	24,685,479

NQ-189 [1/17] 3/17 (18790)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.39% 2/3/17	10,940,274	$10,940,034
0.485% 2/6/17	40,869,009	40,866,802
0.495% 2/24/17	5,373,587	5,372,249
0.505% 3/10/17	4,657,108	4,654,715
0.51% 2/15/17	1,956,336	1,956,039
0.52% 2/27/17	13,788,607	13,784,719
0.52% 2/10/17	9,192,405	9,191,504
0.521% 3/24/17	7,276,374	7,271,222
0.53% 4/25/17	5,821,386	5,814,406
		124,537,169
Repurchase Agreements – 0.92%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $17,948,959 (collateralized by U.S.
government obligations 3.00% 11/15/44;
market value $18,307,700)	17,948,725	17,948,725
Bank of Montreal
0.46%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $17,948,954 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/20–5/15/40; market value $18,307,705)	17,948,725	17,948,725
BNP Paribas
0.51%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $5,982,993 (collateralized by U.S.
government obligations 0.00%–3.125%
1/31/23–8/15/45; market value $6,102,566)	5,982,908	5,982,908
		41,880,358
U.S. Treasury Obligation – 0.14%≠
U.S. Treasury Bill 0.465% 2/9/17	6,716,983	6,716,291
		6,716,291
Total Short-Term Investments (cost $173,130,862)		173,133,818

Total Value of Securities Before Securities
Lending Collateral – 102.86%
(cost $4,717,670,848)		4,694,014,314

44     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

	Principal amount°	Value (U.S. $)
Securities Lending Collateral – 1.94%
Certificates of Deposit – 0.34%≠
Australia & New Zealand Banking Group (London)
0.70% 2/1/17	3,991,000	$3,991,000
Bank of Montreal (Chicago) 0.82% 3/20/17	772,000	772,406
Canadian Imperial Bank of Commerce (Cayman)
0.55% 2/1/17	2,421,000	2,421,000
National Austalia Bank (Cayman) 0.56% 2/1/17	1,264,000	1,264,000
National Bank of Canada (Montreal) 0.55% 2/1/17	3,991,000	3,991,000
Royal Bank of Canada (Toronto) 0.53% 2/1/17	3,083,000	3,083,000
		15,522,406
Commercial Paper – 0.11%≠
American Honda Finance 0.82% 3/24/17	819,000	818,180
Apple 0.67% 3/2/17	740,000	739,556
Chevron 0.60% 2/10/17	738,000	737,881
Coca-cola 0.65% 3/2/17	727,000	726,618
Microsoft 0.82% 2/21/17	727,000	726,724
Nestle Finance International 0.67% 3/7/17	662,000	661,586
Roche Holdings 0.67% 3/3/17	554,000	553,684
		4,964,229
Corporate Bonds – 0.43%≠
Apple
0.00% 5/5/17	335,000	335,062
0.85% 5/12/17	737,000	737,159
Bank of Montreal (Chicago)
1.20% 7/10/17	687,000	687,923
1.32% 5/15/17	261,000	261,230
1.36% 2/13/17	341,000	341,065
Bank of Nova Scotia (Houston)
1.36% 6/9/17	500,000	500,500
1.43% 9/27/17	600,000	600,929
Bank of Nova Scotia (Toronto) 1.27% 2/17/17	542,000	542,144
Canadian Imperial Bank of Commerce (New York)
1.17% 7/17/17	641,000	640,983
1.39% 3/3/17	929,000	929,507
Chase Bank USA
1.33% 5/26/17	600,000	600,649
1.35% 6/9/17	420,000	420,467
Commonwealth Bank of Australia
1.18% 11/3/17	657,000	657,580
1.22% 2/21/17	835,000	835,246
1.29% 5/5/17	300,000	300,328

NQ-189 [1/17] 3/17 (18790)      45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Securities Lending Collateral (continued)
Corporate Bonds≠ (continued)
National Australia Bank
1.27% 2/23/17	500,000	$500,173
1.28% 3/16/17	543,000	543,319
1.39% 10/13/17	1,284,000	1,285,590
National Australia Bank (New York) 1.42% 4/27/17	400,000	400,104
Royal Bank of Canada (New York) 1.32% 6/2/17	908,000	908,972
Toronto-Dominion Bank (New York)
1.32% 5/23/17	820,000	820,913
1.47% 7/12/17	500,000	500,701
1.52% 10/16/17	866,000	867,877
Toyota Motor Credit
1.13% 5/2/17	476,000	476,198
1.16% 8/10/17	560,000	560,203
1.33% 3/27/17	400,000	400,175
Wells Fargo Bank N.A.
1.27% 4/11/17	1,135,000	1,135,857
1.33% 6/1/17	276,000	276,230
1.42% 10/23/17	300,000	300,249
Westpac Banking (New York)
1.29% 3/22/17	756,000	756,485
1.30% 3/2/17	500,000	500,229
1.43% 9/26/17	900,000	901,545
		19,525,592
Repurchase Agreements – 1.06%≠
BANK Q 0.53% 2/1/17	18,845,820	18,845,820
BNP Q 0.54% 2/1/17	20,578,232	20,578,232
JP Q 0.54% 2/1/17	9,279,386	9,279,386
		48,703,438

Total Securities Lending Collateral (cost $88,715,665)		88,715,665

Total Value of Securities – 104.80%
(cost $4,806,386,513)		4,782,729,979■
Obligation to Return Securities Lending Collateral – (1.94%)		(88,365,662)
Liabilities Net of Receivables and Other Assets – (2.87%)★		(130,801,942)
Net Assets Applicable to 529,258,800 Shares Outstanding – 100.00%		$4,563,562,375

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $1,265,456,218, which represents 27.73% of the Fund’s net assets.
*	Fully or partially on loan.

46     NQ-189 [1/17] 3/17 (18790)

(Unaudited)

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $7,155,000 represents cash collateral posted for certain open derivatives.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.
■	Includes $78,732,445 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2017.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2017:

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Allied Universal
Holdco
4.50% 7/28/22	$992,943	$983,932	$1,001,383	$17,451

NQ-189 [1/17] 3/17 (18790)     47

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(14,489,358)	USD	10,972,356	3/3/17	$(8,713)
BAML	CAD	(11,171,596)	USD	8,400,790	3/3/17	(186,841)
BAML	EUR	4,857,065	USD	(5,226,941)	3/3/17	21,966
BAML	JPY	(76,522,438)	USD	677,676	3/3/17	(596)
BAML	NZD	(20,981,652)	USD	15,137,632	3/3/17	(242,897)
BCLY	MXN	56,783,351	USD	(2,733,254)	2/1/17	(10,668)
BNP	AUD	(8,872,448)	USD	6,720,693	3/3/17	(3,481)
BNP	BRL	23,160,293	USD	(7,244,382)	3/3/17	51,235
BNP	NOK	(116,052)	USD	13,882	3/3/17	(191)
GSC	COP	(1,036,137,448)	USD	(2,767,199)	3/3/17	881
HSBC	GBP	(3,037,433)	USD	3,793,176	3/3/17	(29,891)
JPMC	KRW	(2,147,483,648)	USD	7,312,400	3/3/17	(91,671)
JPMC	PLN	(7,535,900)	USD	1,848,775	3/3/17	(32,052)
JPMC	SEK	5,329,174	USD	(603,668)	3/3/17	6,351
TD	CAD	(7,331,793)	USD	5,509,780	3/3/17	(126,185)
TD	EUR	(5,573,770)	USD	5,990,938	3/3/17	(32,493)
TD	JPY	(4,294,967,296)	USD	(6,311,136)	3/3/17	11,274
TD	MXN	(165,796,360)	USD	7,695,920	3/3/17	(221,690)
UBS	RUB	164,241,206	USD	(2,730,980)	3/3/17	(9,532)
						$(905,194)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(1,195)	Euro-Bond	$(210,797,441)	$(209,148,106)	3/9/17	$1,649,335
(2)	U.S. Treasury 5 yr Notes	(236,057)	(235,734)	4/1/17	323
1,746	U.S. Treasury 10 yr Notes	217,759,904	217,322,438	3/23/17	(437,466)
		$6,726,406			$1,212,192

48      NQ-189 [1/17] 3/17 (18790)

(Unaudited)

Swap Contracts
CDS Contracts1

Upfront
	Swap		Annual		Payments	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection
Purchased:
HSBC	CDX.EM.26[4]	11,075,000	1.00%	12/20/21	$720,124	$(54,293)

Interest Rate Swap Contracts5

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)
CME - BAML 30 yr IRS	9,220,000	(2.767%)	0.994%	12/21/46	$(174,881)
LCH - BAML 30 yr IRS	2,290,000	(2.661%)	1.037%	1/27/47	(15,178)
LCH - BAML 30 yr IRS	2,285,000	(2.623%)	1.043%	1/24/47	4,106
LCH - BAML 30 yr IRS	3,655,000	(2.687%)	1.039%	1/30/47	(44,862)
LCH - BAML 30 yr IRS	2,295,000	(2.596%)	1.041%	1/23/47	17,566
LCH - BAML 30 yr IRS	4,615,000	(2.716%)	0.996%	12/22/46	(86,083)
LCH - BAML 30 yr IRS	3,225,000	(2.480%)	1.015%	1/11/47	106,991
					$(192,341)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(42,444).

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

NQ-189 [1/17] 3/17 (18790)      49

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

5An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
IRS – Interest Rate Swap
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Payment-in-Kind
PLN – Polish Zloty

50       NQ-189 [1/17] 3/17 (18790)

(Unaudited)

Summary of abbreviations (continued):
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

NQ-189 [1/17] 3/17 (18790)      51

Notes
Delaware Diversified Income Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

52       NQ-189 [1/17] 3/17 (18790)

(Unaudited)

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$4,806,386,513
Aggregate unrealized appreciation	$71,345,979
Aggregate unrealized depreciation	(95,002,513)
Net unrealized depreciation	$(23,656,534)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-189 [1/17] 3/17 (18790)      53

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$1,102,615,934	$7,270,171	$1,109,886,105
Corporate Debt	—	2,480,050,653	—	2,480,050,653
Municipal Bonds	—	31,478,800	—	31,478,800
Foreign Debt	—	248,606,231	—	248,606,231
Loan Agreements[1]	—	515,886,631	12,994,638	528,881,269
U.S. Treasury Obligations	—	69,703,174	—	69,703,174
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	1,760,953	13,926,868	—	15,687,821
Preferred Stock	—	36,572,703	—	36,572,703
Options Purchased	13,740	—	—	13,740
Short-Term Investments	—	173,133,818	—	173,133,818
Securities Lending Collateral
Certificates of Deposit	—	15,522,406	—	15,522,406
Commercial Paper	—	4,964,229	—	4,964,229
Corporate Bonds	—	19,525,592	—	19,525,592
Repurchase Agreements	—	48,703,438	—	48,703,438
Total Value of Securities	$1,774,693	$4,760,690,477	$20,264,809	$4,782,729,979

Foreign Currency Exchange Contracts	$—	$(905,194)	$—	$(905,194)
Futures Contracts	1,212,192	—	—	1,212,192
Swap Contracts	—	(246,634)	—	(246,634)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	—	99.34%	0.66%	100.00%
Loan Agreements	—	97.54%	2.46%	100.00%
Convertible Preferred Stock	11.22%	88.78%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

54      NQ-189 [1/17] 3/17 (18790)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-189 [1/17] 3/17 (18790)      55

Schedule of investments
Delaware U.S. Growth Fund	January 31, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.06%✧
Consumer Discretionary – 13.78%
Dollar General	574,562	$42,414,167
L Brands	1,007,706	60,673,978
Liberty Global Class A †	563,861	20,569,649
Liberty Global Class C †	1,922,412	67,534,334
Liberty Interactive Corp. QVC Group Class A †	5,445,113	104,437,267
TripAdvisor †	1,461,381	77,307,055
		372,936,450
Consumer Staples – 1.78%
Walgreens Boots Alliance	587,843	48,167,855
		48,167,855
Financial Services – 5.78%
Charles Schwab	1,274,996	52,580,835
Intercontinental Exchange	1,780,540	103,912,314
		156,493,149
Healthcare – 19.35%
Allergan †	529,038	115,801,128
Biogen †	372,456	103,259,701
Celgene †	1,308,355	151,965,433
DENTSPLY SIRONA	1,219,503	69,145,820
Quintiles IMS Holdings †	1,063,305	83,458,810
		523,630,892
Industrials – 1.96%
Nielsen Holdings	1,294,482	52,957,259
		52,957,259
Real Estate – 6.99%
Crown Castle International	1,380,895	121,284,008
Equinix	176,416	67,916,632
		189,200,640
Technology – 49.42%
Alphabet Class A †	129,880	106,526,277
Alphabet Class C †	103,075	82,129,130
eBay †	3,737,949	118,978,917
Electronic Arts †	1,314,804	109,694,098
Facebook Class A †	896,544	116,837,614
Intuit	485,849	57,611,974
Mastercard Class A	1,201,237	127,727,530
Microsoft	2,447,691	158,243,223
PayPal Holdings †	3,694,272	146,958,140
QUALCOMM	1,250,979	66,839,808
Symantec	3,065,262	84,447,968

NQ-101 [1/17] 3/17 (18776)     1

Schedule of investments
Delaware U.S. Growth Fund

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
Visa Class A	1,952,041	$161,453,311
		1,337,447,990
Total Common Stock (cost $2,273,554,327)		2,680,834,235

	Principal amount°
Short-Term Investments – 1.17%
Discount Note – 0.43%≠
Federal Home Loan Bank 0.00% 2/1/17	11,757,727	11,757,728
		11,757,728
Repurchase Agreements – 0.74%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $8,549,113 (collateralized by U.S.
government obligations 3.00% 11/15/44;
market value $8,719,982)	8,549,002	8,549,002
Bank of Montreal
0.46%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $8,549,111 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/20–5/15/40; market value $8,719,985)	8,549,002	8,549,002
BNP Paribas
0.51%, dated 1/31/17, to be repurchased on 2/1/17,
repurchase price $2,849,708 (collateralized by U.S.
government obligations 0.00%–3.125%
1/31/23–8/15/45; market value $2,906,661)	2,849,667	2,849,667
		19,947,671
Total Short-Term Investments (cost $31,705,399)		31,705,399
Total Value of Securities – 100.23%
(cost $2,305,259,726)		2,712,539,634

Liabilities Net of Receivables and Other Assets – (0.23%)		(6,166,499)
Net Assets Applicable to 117,634,058 Shares Outstanding – 100.00%		$2,706,373,135

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2     NQ-101 [1/17] 3/17 (18776)

Notes
Delaware U.S. Growth Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,305,259,726
Aggregate unrealized appreciation of investments	$557,320,425
Aggregate unrealized depreciation of investments	(150,040,517)
Net unrealized appreciation of investments	$407,279,908

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-101 [1/17] 3/17 (18776)     3

(Unaudited)

2. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$2,680,834,235	$—	$2,680,834,235
Short-Term Investments	—	31,705,399	31,705,399
Total Value of Securities	$2,680,834,235	$31,705,399	$2,712,539,634

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

4     NQ-101 [1/17] 3/17 (18776)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	January 31, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.52%Δ
Australia – 6.31%
Charter Hall Group	238,527	$850,225
Dexus Property Group	58,537	398,662
Goodman Group	220,385	1,156,609
GPT Group-In Specie =†	1,377,200	0
Scentre Group	226,419	755,551
Westfield	148,619	990,744
		4,151,791
Canada – 1.60%
RioCan Real Estate Investment Trust	52,500	1,049,395
		1,049,395
China/Hong Kong – 6.71%
Cheung Kong Property Holdings	182,500	1,199,551
Hongkong Land Holdings	194,809	1,314,961
Link REIT	99,500	679,941
Sun Hung Kai Properties	88,724	1,220,936
		4,415,389
France – 3.44%
Gecina	6,366	819,841
Unibail-Rodamco	6,262	1,439,506
		2,259,347
Germany – 2.98%
alstria office REIT †	70,209	876,518
Deutsche Wohnen	33,224	1,080,980
		1,957,498
Ireland – 0.83%
Green REIT	389,285	546,303
		546,303
Japan – 6.34%
Japan Rental Housing Investments	224	163,869
Mitsubishi Estate	77,187	1,478,318
Mitsui Fudosan	59,446	1,377,561
Orix JREIT	267	436,763
United Urban Investment	447	712,999
		4,169,510
Singapore – 3.54%
CapitaLand	145,000	338,489
City Developments	154,600	1,012,494
Mapletree Commercial Trust	900,401	977,481
		2,328,464

NQ-223 [1/17] 3/17 (18775)      1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Spain – 1.35%
Merlin Properties Socimi	79,193	$885,237
		885,237
United Kingdom – 5.63%
Grainger	443,162	1,329,075
Great Portland Estates	113,793	886,824
Shaftesbury	54,122	596,769
UNITE Group	120,292	887,535
		3,700,203
United States – 55.79%
American Campus Communities	17,667	858,970
Apartment Investment & Management	33,616	1,481,457
AvalonBay Communities	6,754	1,170,536
Brandywine Realty Trust	40,914	658,715
Brixmor Property Group	40,352	973,694
Brookdale Senior Living †	76,919	1,151,477
Crown Castle International	9,316	818,224
CubeSmart	21,409	538,008
DCT Industrial Trust	18,269	816,442
DDR	37,530	569,705
Digital Realty Trust	12,488	1,344,083
Duke Realty	8,072	196,392
Empire State Realty Trust	37,399	766,306
Equinix	2,941	1,132,226
Equity Commonwealth †	23,781	733,406
Equity LifeStyle Properties	10,888	805,059
Equity One	20,285	632,689
Equity Residential	15,942	968,795
Essex Property Trust	1,744	391,179
First Industrial Realty Trust	27,032	698,777
Forest City Realty Trust	30,109	681,668
GGP	38,482	955,893
Gramercy Property Trust	18,622	490,503
HCP	28,147	853,417
Host Hotels & Resorts	35,869	648,153
Kilroy Realty	10,959	820,281
Kimco Realty	16,541	411,706
LaSalle Hotel Properties	24,119	727,670
Mack-Cali Realty	33,340	934,187
MGM Growth Properties	40,649	1,049,557
National Health Investors	4,690	347,013
National Retail Properties	11,728	511,341
Prologis	17,098	835,237

2      NQ-223 [1/17] 3/17 (18775)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Public Storage	3,580	$769,700
Retail Properties of America	43,950	657,932
Simon Property Group	13,715	2,520,406
SL Green Realty	7,269	792,103
STORE Capital	23,702	560,789
Sunstone Hotel Investors	70,323	1,035,155
Taubman Centers	4,584	324,731
UDR	22,382	782,251
Urban Edge Properties	16,859	471,546
Vornado Realty Trust	14,399	1,530,758
Washington Real Estate Investment Trust	21,256	668,501
Welltower	9,007	597,164
		36,683,802
Total Common Stock (cost $62,787,574)		62,146,939

	Principal amount°
Short-Term Investments – 5.00%
Discount Notes – 4.29%≠
Federal Home Loan Bank
0.39% 2/3/17	178,491	178,487
0.495% 2/24/17	374,433	374,339
0.505% 3/10/17	324,508	324,342
0.51% 2/15/17	96,953	96,938
0.515% 2/6/17	290,858	290,842
0.52% 2/10/17	256,800	256,775
0.52% 2/27/17	385,200	385,091
0.521% 3/24/17	507,019	506,660
0.53% 4/25/17	405,635	405,149
		2,818,623
U.S. Treasury Obligation – 0.71%≠
U.S. Treasury Bill 0.465% 2/9/17	468,041	467,993
		467,993
Total Short-Term Investments (cost $3,286,509)		3,286,616

Total Value of Securities – 99.52%
(cost $66,074,083)		65,433,555
Receivables and Other Assets Net of Liabilities – 0.48%		315,177
Net Assets Applicable to 9,152,910 Shares Outstanding – 100.00%		$65,748,732

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

NQ-223 [1/17] 3/17 (18775)      3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CAD	25,971	USD	(19,956)	2/3/17	$3
BNYM	EUR	(298,150)	USD	318,593	2/1/17	(3,271)
BNYM	EUR	319,525	USD	(345,010)	2/2/17	(57)
BNYM	GBP	46,919	USD	(59,027)	2/2/17	1
BNYM	HKD	1,588,682	USD	(204,880)	2/2/17	(121)
BNYM	JPY	3,741,213	USD	(32,531)	2/1/17	604
BNYM	JPY	8,638,341	USD	(75,874)	2/2/17	635
BNYM	JPY	(4,980,006)	USD	44,158	2/3/17	50
BNYM	SGD	482,636	USD	(338,226)	2/2/17	4,235
						$2,079

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – U.S. Dollar

4      NQ-223 [1/17] 3/17 (18775)

Notes
Delaware Global Real Estate Opportunities Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$66,074,083
Aggregate unrealized appreciation of investments	$1,287,693
Aggregate unrealized depreciation of investments	(1,928,221)
Net unrealized depreciation of investments	$(640,528)

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U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	4,151,791	—	—	4,151,791
Canada	1,049,395	—	—	1,049,395
China/Hong Kong	1,314,961	3,100,428	—	4,415,389
France	2,259,347	—	—	2,259,347
Germany	1,957,498	—	—	1,957,498
Ireland	546,303	—	—	546,303
Japan	4,169,510	—	—	4,169,510
Singapore	2,328,464	—	—	2,328,464
Spain	885,237	—	—	885,237
United Kingdom	3,700,203	—	—	3,700,203
United States	36,683,802	—	—	36,683,802
Short-Term Investments	—	3,286,616	—	3,286,616
Total Value of Securities	$59,046,511	$6,387,044	$—	$65,433,555

Foreign Currency Exchange Contracts	$—	$2,079	$—	$2,079

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Jan. 31, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

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3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: